As filed with the Securities and Exchange Commission on April 26, 2002

                                             1933 Act Registration No. 333-64917
                                             1940 Act Registration No. 811-9023

                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                               FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]

        Pre-Effective Amendment No.  --------                     [ ]
        Post-Effective Amendment No. 2                            [X]

                                 and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]

       Amendment No. 5

Integrity Small-Cap Fund of Funds, Inc.
       (Exact Name of Registrant as Specified in Charter)

1 North Main, Minot, North Dakota  58703
       (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (701) 852-5292


Robert E. Walstad
President
Integrity Small-Cap Fund of Funds, Inc.
1 North Main
Minot, ND 58703
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
      [ ] immediately upon filing pursuant to paragraph (b)
      [X] on April 30, 2002 pursuant to paragraph (b)
      [ ] 60 days after filing pursuant to paragraph (a)(1)
      [ ] on (date) pursuant to paragraph (a)(1)
      [ ] 75 days after filing pursuant to paragraph (a)(2)
      [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
      [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                        CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and contents:

    The Facing Sheet

    Part A-Prospectus

    Part B-Statement of Additional Information for the Funds

    Part C-Other Information

    Signatures

    Exhibits



                                                             May 1, 2002
[INTEGRITY MUTUAL FUNDS LOGO]

              INTEGRITY SMALL-CAP FUND OF FUNDS, INC.

PROSPECTUS


This prospectus is intended to provide important information to help you evaluate whether the Integrity Small-Cap Fund of Funds, Inc. may be right for you. Please read it carefully before investing and keep it for future reference. To learn more about how the Integrity Mutual Funds can help you achieve your financial goals, call us at (800) 276-1262.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                        TABLE OF CONTENTS
                                                       PAGE
Integrity Small-Cap Fund of Funds, Inc. .................3
      Fund Summary.......................................3
      How the Fund Has Performed.........................4
      What are the Fund's Expenses? .....................6
Fund Management..........................................7
Principal Investment Strategies..........................8
Non-Principal Investment Strategies.....................10
Other Fund Policies.....................................10
Portfolio Transactions..................................10
Principal Risk Factors..................................11
Other Risk Factors......................................12
The Shares We Offer.....................................12
How To Buy Shares.......................................13
Systematic Investing-the Monthomatic Investment Plan....14
Special Services........................................15
How to Sell Shares......................................16
Systematic Withdrawal...................................17
Distributions and Taxes.................................17
Distribution and Service Plan...........................18
Net Asset Value.........................................19
Fund Service Providers..................................19
Shareholder Inquiries...................................19
Privacy Policy..........................................20
Financial Highlights....................................21

                                  2

INTEGRITY SMALL-CAP FUND OF FUNDS, INC.

The Fund is an open-end diversified management investment company ("mutual fund"). The Fund seeks to achieve its investment objectives by investing in shares of other open-end investment companies. This strategy results in greater expenses than you would incur if you invested directly in mutual funds.
                               FUND SUMMARY
INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation and growth of income. Current income is a secondary objective of the Fund.

PRINCIPAL STRATEGIES: HOW THE FUND PURSUES ITS OBJECTIVE
The Fund invests primarily in a diversified group of other registered open-end investment companies which, in turn, invest principally in equity securities.

We seek underlying funds we believe will advance the objective of the Fund.
In selecting underlying funds, we consider the underlying fund's objectives, policies, performance and management as well as their overall operations (such as size, fees and expenses, and services). We invest in approximately 15 to 50 underlying funds. We normally invest in underlying funds that are classified as growth, aggressive growth or growth-income funds. The Fund generally focuses on underlying funds which primarily invest in companies with market capitalization of less than $2 billion. The Fund generally invests in seasoned underlying funds that have had favorable performance returns compared to other similar funds and market indexes.

The Fund may also invest in stock index futures and options on stock index futures for hedging purposes.

PRINCIPAL RISKS: WHAT ARE THE RISKS OF INVESTING IN THE FUND?
You should be aware that loss of money is a risk of investing. The assets of the Fund are invested in other investment companies, so the Fund's investment performance and risk of the Fund is directly related to the investment performance and risks of the underlying funds held. The risks of the underlying funds include market risk, interest rate risk, income risk and credit risk. In addition, the underlying funds generally will invest in small capitalization companies which are more vulnerable to adverse market changes, may be less liquid, and have greater market volatility. The Fund also bears the risk that the underlying funds may not perform as well as the general market. The ability of the Fund to meet its investment objective is directly related to the ability of the underlying funds held to meet their objectives as well as the allocation among those underlying funds. There can be no assurance that the investment objective of the Fund or any underlying fund will be achieved.

A basic risk associated with the Fund relates to the emphasis placed on our judgement in assembling the portfolios of underlying funds. This increased reliance on our judgement exposes you to the risk that we could be incorrect in our evaluations and assumptions and thus may make allocation decisions that may not prove profitable.

The Fund and the underlying funds have transactional and operating expenses.
An investor in the Fund will therefore bear not only his or her proportionate share of the Fund's expenses, but also the similar expenses of the funds in which the Fund invests. By investing in other mutual funds, the Fund incurs greater expenses than you would incur if you invested directly in mutual funds.

An underlying fund may concentrate its investments within one industry. The value of the shares of such a fund may be subject to greater market fluctuation than an investment in a fund that invests in a broader range of securities.

An underlying fund may invest in high yield, high-risk, lower-rated securities, commonly known as "junk bonds." Such fund's investment in such securities is subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer of the security.

                                  3

An underlying fund may invest in foreign securities. Such investments may be subject to additional risks that are not typically associated with investing in domestic securities, such as changes in currency rates and political developments.

The value of the underlying funds' investments, and thus the net asset value ("NAV") of both the underlying funds' and the Fund's shares, will fluctuate in response to changes in market and economic conditions, as well as the financial condition and prospects of issuers in which the underlying funds invest.

Because the Fund uses hedging strategies, the Fund also bears the risk that the price movements of the futures and options will not correlate with the price movements of the portfolio securities being hedged.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

IS THIS FUND RIGHT FOR YOU?

The Fund may be a suitable investment for you if you are seeking:
   *   Long-term growth potential and income growth;
   * The convenience of a diversified portfolio of mutual funds in a single investment;
You should not invest in this Fund if you are:
   *   Unwilling to accept share price fluctuation;
   *   Investing to meet short-term financial goals.


                         HOW THE FUND HAS PERFORMED

The chart and table below provide some indication of the risk of investing in the Fund by showing performance changes year to year and how average annual returns over one-year and the life of the Fund compare with those of a broad measure of market performance. Past performance is not an indication of future performance.

ANNUAL TOTAL RETURNS (AS OF 12/31 EACH YEAR)
[bar chart]
2001             6.16%

For the periods shown, the highest and lowest quarterly returns were 18.32% and -13.72% for the quarters ending 12/31/01 and 9/28/01.

                                  4

The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the average annual return table does.


                                      AVERAGE ANNUAL TOTAL RETURNS
                               FOR THE PERIODS ENDING DECEMBER 31, 2001
                           1 Year     5 Year     10 Year     Since Inception(1)
       ------------------------------------------------------------------------
      Fund                  4.66%       N/A        N/A            (0.23)%
      Russel (2)            1.03%       N/A        N/A             1.03%

(1)  The inception period is from July 5, 2000 to December 31, 2001.
(2) The Russel returns assume reinvestment of dividends, but do not include any brokerage commissions, sales charges, or other fees.


                                 AFTER-TAX RETURN
                           Average Annual Total Returns
                              for the Periods Ending
                                 December 31, 2001

If You Continue to Hold Your Shares at End of Period
                           1 Year     5 Year     10 Year     Since Inception(1)
       ------------------------------------------------------------------------
       After-Tax Return    9.670%       N/A        N/A           (1.642)%

If You Sell Your Shares at End of Period
                           1 Year     5 Year     10 Year     Since Inception(1)
       ------------------------------------------------------------------------
       After-Tax Return     4.887%      N/A        N/A           (0.435)%

The percentage of unrealized capital gains as compared to overall fund assets at December 31, 2001: 0.067%
*This disclosure would be required for funds with less than 10 years of operating history.

                                      5

                    WHAT ARE THE FUND'S EXPENSES?
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES1, 2 (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed
  on Purchases.........................................................NONE
Maximum Deferred Sales Charge (Load)
  (as a percentage of lesser of purchase
  price or redemption proceeds) .......................................1.50%3
Maximum Sales Charge (Load) Imposed
  on Reinvested Dividends..............................................NONE
Redemption Fees........................................................NONE
Exchange Fee...........................................................NONE
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets)4
Management Fees........................................................0.90%
Distribution and Service (12b-1) Fees5.................................0.75%
Other Expenses6....................................................... 5.80%
                                                                      ------
Total Annual Fund Operating Expenses4, 7.............................. 7.45%8

1 Authorized brokers and other firms may charge additional fees to effect shareholder transactions. Please see their materials for details.
2 An investor will not only bear the cost of any deferred sales charge (load) but also his or her proportionate share of sales charge (loads) of the funds in which the Fund invests.
3 Shares redeemed within five years of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.5%. Purchases of $1 million or more are subject to a reduced CDSC if redeemed within 1 year of purchase. See "The Shares We Offer."
4 An investor will bear not only his or her proportionate share of the Fund's transactional and operating expenses but also similar expenses of the funds in which the Fund invests. Generally, the operating expenses of the underlying funds are expected to range from 0.50% to 1.50% of average net assets.
5 Because the fund pays 12b-1 fees, long-term shareholders may pay more in distribution expenses than the economic equivalent of the maximum front-end sales charges permitted by the NASD.
6   The percentage shown for "Other Expenses" is based on estimated amounts for the current fiscal year.
7 The investment adviser has voluntarily agreed to waive fees through April 30, 2003 in order to prevent Total Operating Expenses (excluding extraordinary expenses) from exceeding 1.60% of the average daily net asset value of Fund shares. After fee waivers and expense reimbursements, the Fund's total annual operating expenses was 1.60% for the fiscal year ended December 31, 2001.
8   Since inception (July 5, 2000 to December 31, 2001).

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

           1 year     3 years     5 years     10 years
           -------------------------------------------
           $4,876      $6,811      $6,991      $6,994

You would pay the following expenses if you did not redeem your shares:

           1 year     3 years     5 years     10 years
           -------------------------------------------
           $4,861      $6,796      $6,976      $6,994

                                  6


                              FUND MANAGEMENT
The overall management of the business and affairs of the Fund is the responsibility of the Fund's Board of Directors. ND Money Management, Inc. ("ND Management"), 1 North Main, Minot, North Dakota 58703, is the investment adviser to the Fund. ND Management has been advising mutual funds since 1989 and is currently investment adviser to five funds with assets under management of approximately $134 million. ND Management was also the investment adviser to the ND Insured Income Fund, Inc. from 1991 to 1998. ND Management is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, and, at its own expense, provides all necessary administrative services, office space, equipment and clerical services for managing the Fund's investments. ND Management also pays the salaries and fees of all officers and directors of the Fund who are affiliated persons of ND Management.

Harvey Merson, portfolio manager, is primarily responsible for the day-to-day management of the Fund's portfolio, under the supervision and direction of Robert E. Walstad, President of the Fund. Harvey Merson joined ND Management on November 1,1999. Mr. Merson is a graduate of Rider College, New Jersey with a Bachelor of Science degree in Business Administration. He has held a NASD Series 7 license since 1982 and is registered with the State of New Jersey as a registered investment adviser. Mr. Merson has been assisting clients with the purchasing, monitoring, and sale of mutual funds for the last 17 years. In addition, Mr. Merson has been a broker-dealer representative with the following brokerage firms: Nathan & Lewis Securities (May 1995 to June 1996), Lincoln Investment Planning (June 1996 to September 1998), and The Key Group (October 1998 to September 1999). In October 1997, Mr. Merson, as a co-owner, director, and officer, established MH Investment Management Inc. to act as investment adviser to the MH Elite Portfolio of Funds, Inc., (the "MH Fund"), a mutual fund that began operations in March 1998. In addition to being the president and a director of the MH Fund, Harvey Merson, as portfolio manager, is primarily responsible for the day to day management of such fund's portfolio.

Mr. Walstad started in the securities business with PaineWebber as a retail broker in 1972. In 1977, he became branch manager with Dean Witter Reynolds and spent ten years in that capacity. In 1987, Mr. Walstad founded ND Holdings, Inc. ("ND Holdings"), which wholly-owns the Fund's investment adviser and underwriter. ND Holdings is the sponsor of Integrity Mutual Funds, which currently offers five open-end funds, including the Fund. Mr. Walstad is the President of these funds, as well as the Fund's adviser and underwriter. Mr. Walstad has supervised and directed the management of the portfolios of the Integrity Mutual Funds since they commenced operations with the first fund being offered in 1989. In addition, since January 5, 1996, Mr. Walstad has been President of Ranson Managed Portfolios, which currently offers four portfolio series, and has supervised the management of these series.

For providing management services, ND Management is paid an annual fund management fee by the Fund of .90% of the Fund's average daily net assets, payable monthly.

                                   7

The Fund pays for its own operating expenses such as custodial, transfer agent, accounting and legal fees; brokerage fees and commissions, if any; distribution and service fees; insurance premiums; interest; organizational expenses; taxes; securities registration fees; and extraordinary expenses. See the Statement of Additional Information for an additional discussion of Fund expenses.

You should note that because the Fund invests in other funds, you pay not only the transactional expenses (such as a deferred sales charge) and a pro rata share of the operating expenses of the Fund, you will also pay a portion of similar expenses of the underlying funds. An investor in the Fund therefore will indirectly pay higher expenses than if the underlying fund shares were owned directly. You may also receive taxable capital gains distributions to a greater extent than if the underlying funds were owned directly.

                 FUNDAMENTAL INVESTMENT STRATEGIES
                  SECURITIES THE FUND INVESTS IN
The Fund's investment objective may not be changed without shareholder approval. The Fund's investment policies, unless otherwise noted, may be changed by the Fund's Board of Directors without shareholder approval. The Fund, however, has adopted certain investment limitations that cannot be changed without shareholder approval. For a detailed discussion of the Fund's fundamental investment policies, see the Statement of Additional Information.

INVESTMENT COMPANIES
Under normal circumstances, the Fund invests at least 80% of its assets in shares of registered (diversified or non-diversified) open-end investment companies which invest primarily in companies with market capitalizations of less than $2 billion. The Fund will normally invest in approximately fifteen to fifty underlying funds and may invest up to 25% of its total assets in any one underlying fund. The Fund will generally invest in underlying funds that invest primarily in common stock and which seek long-term capital appreciation and growth of income with current income of secondary importance. The Fund normally invests in underlying funds that are classified as growth, aggressive growth, or growth-income funds.

Although the Fund generally focuses in underlying funds which primarily invest in the equity securities of companies with a market capitalization of less than $2 billion, the underlying funds may also have a portion of their assets invested in fixed-income securities. These underlying funds typically invest primarily in investment grade quality securities with respect to their assets allocated to fixed-income securities.

The Fund generally invests in seasoned underlying funds. Accordingly, the Fund normally invests in underlying funds meeting one or more of the following criteria: (1) a five-year operating history, (2) $100 million in assets under management, or (3) a fund whose portfolio manager has at least a five-year management history. The above policies may be changed without shareholder approval.

                                  8

The Fund will not purchase shares of closed-end investment companies or in investment companies which are not registered with the Securities and Exchange Commission. The Fund intends to invest only in underlying funds which qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code. If an underlying fund fails to qualify as a RIC, it may be subject to federal income tax. Although there is no assurance an underlying fund will qualify as a RIC, the Fund will promptly dispose of any shares in its portfolio which have been issued by a fund which has failed to qualify as a RIC.

                      HOW WE SELECT INVESTMENTS
ND Management selects underlying funds based primarily upon its assessment of the underlying fund's potential to advance the Fund's objective. ND Management evaluates underlying funds based on their investment objectives, policies and techniques, past performance, and management. ND Management will also consider the fund's operations including: the fund's size, reputation, management style, fees and expenses, portfolio composition and liquidity, and shareholder services provided. In selecting funds, ND Management looks for funds that have had favorable performance returns compared to similar funds or market indexes. ND Management will compare the underlying fund's performance record over the past 3, 5, or 10 years (if available), against that of other funds and market measurements.

                           RISK MANAGEMENT
HEDGING STRATEGIES
The Fund may also engage in various investment strategies designed to hedge against changes in market conditions using stock index futures contracts and options on stock index futures contracts. The Fund may enter into futures contracts for the purchase or sale of stock indexes or purchase and sell options on these futures contracts. The Fund uses these investment strategies to hedge against changes in the values of securities the Fund owns or expects to purchase and not for speculation. The Fund will not enter into such transactions if the sum of the initial margin deposits and premiums paid for unexpired options exceed 5% of the Fund's total assets. The ability of the Fund to benefit from options and futures is largely dependent on ND Management's ability to use these strategies successfully. If ND Management's judgment about the general direction of markets is wrong, the overall performance of the Fund will be poorer than if no such futures and options had been used. In addition, the Fund's ability effectively to hedge all or a portion of its portfolio through transactions in futures and options depends on the degree to which price movements in the futures and options correlate with the price movements in the Fund's portfolio. Consequently, if the price of the futures and options moves more or less than the price of the security that is subject to the hedge, the Fund will experience a gain or loss that will not be completely offset by movements in the price of the security. The Fund could lose money on futures transactions or an option can expire worthless. Losses (or gains) involving futures can sometimes be substantial-in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Use of options may also (i) result in losses to the Fund, (ii) force the purchase or sale of portfolio securities at inopportune times or for prices higher than or lower than current market values, (iii) limit the amount of appreciation the Fund can realize on its investments, (iv) increase the cost of holding a security and reduce the returns on securities or (v) cause the Fund to hold a security it might otherwise sell.

TEMPORARY INVESTMENT STRATEGIES
The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's fundamental investment strategies in attempting to respond to adverse market, economic, political or other conditions.

The Fund may therefore invest up to 100% of its assets in money market mutual funds and short-term obligations including U.S. government securities (including U.S. Treasury bills), commercial paper, certificates of deposit and bankers' acceptances as a temporary defensive measure. During these periods, the Fund may not be able to achieve its investment objective. For more detailed information on eligible short-term investments, see the Statement of Additional Information.

                     NON-FUNDAMENTAL INVESTMENT STRATEGIES
As a non-fundamental investment strategy, the Fund may also invest in underlying funds which invest primarily in long or short-term fixed-income securities that are investment grade quality. We will invest in bond funds if we believe they offer a potential for capital appreciation.

                           OTHER FUND POLICIES
Although the Fund invests primarily in shares of underlying funds, the Fund may hold cash or may invest in money market mutual funds and in short-term obligations including U.S. government securities (including U.S. Treasury bills), commercial paper, certificates of deposit and bankers' acceptances to accumulate cash for investment and redemptions. Cash held for investments or redemptions may not exceed 20% of the Fund's total assets.

The Fund and its affiliated persons will not purchase more than 3% of the total outstanding shares of another fund in accordance with federal securities laws. Because of this restriction, the Fund may have to forego certain investment opportunities. In addition, the Fund may not invest more than 15% of its net assets in illiquid securities.

The Fund may acquire shares of underlying funds that impose sales loads or 12b-1 distribution or service fees. The underlying funds, however, may offer shareholder programs which reduce the sales loads such as quantity discounts, rights of accumulation or letters of intent. To the extent available, the Fund will use these arrangements to reduce any sales load the Fund pays. Because of these available discounts, the Fund in most cases will not pay a sales charge of more than 1% of the public offering price (1.01% of the net amount invested).

                          PORTFOLIO TRANSACTIONS
The Investment Adviser may consider a number of factors in determining which brokers to use for the Fund's portfolio transactions. These factors include research services, reasonableness of commissions, quality of services and execution and sale of Fund shares. When the Fund purchases the shares of underlying funds subject to a front-end sales load, the Investment Adviser anticipates that the Fund's underwriter, ND Capital, Inc. ("ND Capital") will execute a substantial portion of these portfolio transactions. When ND Capital acts as the dealer on these purchases, it may receive a dealer reallowance, up to a maximum 1% of the public offering price. ND Capital will not be designated as dealer if the dealer reallowance exceeds 1% of the public offering price.
ND Capital may also receive 12b-1 fees from underlying funds when assisting the Fund in purchasing shares of the underlying funds. In addition, ND Capital may receive brokerage commissions on portfolio transactions of underlying funds held in the Fund's portfolio.

                          PRINCIPAL RISK FACTORS
Risk is inherent in all investing. Investing in the Fund involves risk, including the risk that you may receive little or no return on your investment or that you may even lose part or all of your investment. Before you invest, you should consider the following risks:

MARKET RISK: the risk that a particular stock, an industry, or stocks in general may fall in value.

FUND RISK: the Fund's investment performance and risk is directly related to the investment performance and risks of the underlying funds. The ability of the Fund to achieve its investment objective is therefore dependent on a number of factors, including the skills of the adviser of the underlying funds to invest to meet the objectives of the underlying fund, to effectively respond to changes in market conditions and to maintain sufficient liquidity to meet redemptions. The Fund is independent from any of the underlying funds and has little voice in the management and investment practices of the underlying funds.

SMALL-CAP COMPANY RISK: to the extent the Fund invests in underlying funds that invest in small capitalization companies, the Fund is subject to small-cap company risk. Such companies may be more vulnerable to adverse general market or economic developments, may be less liquid and may experience greater price volatility than larger capitalization companies. Accordingly, such companies are generally subject to greater market risk than larger capitalization companies.

INTEREST RATE RISK: to the extent the Fund invests in underlying funds that invest in debt securities, the Fund is subject to interest rate risk. Interest rate risk is the risk that the value of the Fund's portfolio will decline because of rising market interest rates (bond prices move in the opposite direction of interest rates). The longer the average maturity (duration) of an underlying bond fund's portfolio, the greater its interest rate risk.

INCOME RISK: to the extent the Fund invests in underlying funds that invest in debt securities, the Fund is subject to income risk. Income risk is the risk that the income from the Fund's portfolio will decline because of falling market interest rates. This can result when the underlying bond fund invests the proceeds from the new share sales, or from matured or called bonds, at market interest rates that are below the portfolio's current earnings rate.

CREDIT RISK: to the extent the Fund invests in underlying funds that invest in debt securities, the Fund is subject to credit risk. Credit risk is the risk that an issuer of a bond is unable to meet its obligation to make interest and principal payments due to changing market conditions. Generally, lower rated bonds provide higher current income but are considered to carry greater credit risk than higher rated bonds. Underlying funds may invest in investment grade and non-investment grade bonds (i.e., junk bonds).

LIQUIDITY: under federal securities laws, an underlying fund is not obligated to redeem any securities in an amount exceeding 1% of its total outstanding securities during any period of less than 30 days. The Fund therefore may not be able to liquidate more than 1% of an underlying fund's securities when desired.

INFLATION RISK: the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund's assets can decline as can the value of the Fund's distributions.

OTHER CONSIDERATIONS: the underlying funds have their own investment objectives, policies, practices and techniques, any one or all of which may subject their assets to varying degrees of risk. Principal and certain non-principal risks have been discussed in this prospectus. Additional non-principal risks of certain of the practices of the underlying funds are described further in the Statement of Additional Information. The Fund is independent from any of the underlying funds and has little influence in the investment practices of the underlying funds. If the Fund disagrees with these practices, the Fund may have to liquidate its shares in the underlying fund, which can entail further losses. In addition, the investment advisers of the underlying funds may also simultaneously pursue inconsistent investment strategies. For example, one underlying fund may be purchasing shares of the same issuer that another underlying fund is selling. Under these circumstances, the Fund's indirect expenses would increase without any corresponding investment benefit.

                           OTHER RISK FACTORS
FOREIGN INVESTMENT RISK: to the extent the Fund invests in underlying funds that invest in foreign securities, the Fund is subject to foreign investment risk. Securities issued by foreign companies or governments present risks beyond those of securities of U.S. issuers. Such risks include political or economic instability, changes in foreign currency exchange rates, and less publicly available information. Prices of foreign securities also may be more volatile and they may be less liquid than U.S. stocks.

                          THE SHARES WE OFFER
You can buy shares at the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the Fund. The Fund has adopted a distribution and service plan under Rule 12b-1 under the Investment Company Act of 1940 (the "12b-1 Plan") that allows the Fund to pay distribution and service fees for the sale of its shares and for services provided to shareholders. Under the 12b-1 Plan, you will pay an annual distribution and service fee of 0.75% of average daily net assets of the Fund. The annual 12b-1 fee compensates ND Capital, the Fund's underwriter, for paying dealers an up-front sales commission of 4% on amounts invested (1% on sales of $1 million or more), excluding sales to investors exempt from the contingent deferred sales charge ("CDSC"). ND Capital may use a portion of this fee to pay an annual service fee of up to 0.25% of average daily net assets to dealers for providing ongoing service to you. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

If you sell your shares within five years of purchase, you will have to pay a CDSC of 1.5% based on either your purchase price or what you sell your shares for, whichever amount is lower. You do not pay a CDSC on any shares you purchase by reinvesting dividends and capital gains. When you redeem shares subject to a CDSC, the Fund will first redeem any shares that are not subject to a CDSC or that represent an increase in the value of your Fund account due to capital appreciation, and then redeem the shares you have owned in the order purchased. When you redeem shares subject to a CDSC, the CDSC is deducted from your redemption proceeds and paid to ND Capital. Purchases of $1 million or more are subject to a reduced CDSC of 1% if shares are redeemed within 12 months of purchase.

Fund shares are also available for individual retirement accounts (IRAs), 401(k) Plans, and other retirement plans. See the Statement of Additional Information or call (800) 276-1262 for additional information.

CDSC WAIVERS
The Funds may sell shares without a CDSC to:
    * directors, officers, employees (including retirees) of the Fund, ND Holdings, ND Management and ND Capital for themselves or certain members of their families;
    * trusts, pension, profit-sharing or other plans for the benefit of directors, officers, employees (including retirees) of the Fund, ND Holdings, ND Management and ND Capital and certain members of their families;
    * authorized broker-dealers and financial institutions and certain employees (including their spouses and children) of such dealers and institutions; and
    * any broker-dealer, financial institution or other qualified firm which does not receive commissions for selling shares to its clients.

Please refer to the Statement of Additional Information for detailed eligibility requirements. Additional information is available by calling
(800) 276-1262.

                            HOW TO BUY SHARES
Fund shares may be purchased on any business day, which is any day the New York Stock Exchange is open for business and normally ends at 3 p.m., Minot, North Dakota time. Generally, the Exchange is closed on weekends, national holidays and Good Friday.

You may buy shares through investment dealers who have sales agreements with ND Capital, the Fund's distributor or directly from ND Capital. If you do not have a dealer, call (800) 276-1262 and ND Capital can refer you to one.

Purchase requests should be addressed to the authorized dealer or agent from which you received this Prospectus. Such dealers or agents may place a telephone order with ND Capital for the purchase of shares. It is the broker's or dealer's responsibility to promptly forward payment and the purchase application to the transfer agent for the investor to receive the next determined net asset value. Payment for shares purchased by telephone should be received within three business days. Checks should be made payable to Integrity Small-Cap Fund of Funds, Inc.

MINIMUM INVESTMENTS AND SHARE PRICE
You may open an account with $1,000 ($100 for the Monthomatic Investment Plan and $250 for an Individual Retirement Account) and make additional investments at any time with as little as $50. The Fund may change these minimum initial investments at any time.

The price you pay for shares will depend on how and when the Fund receives your order. You will receive the share price next determined after the Fund has received your order. If you place your order by contacting the Fund directly, your order must be received by the Fund prior to close of trading of the New York Stock Exchange (normally 3:00 p.m. Minot, North Dakota time) for you to receive that day's price. However, if you place your order through a dealer prior to the close of trading of the New York Stock Exchange and the Fund receives such order prior to the close of business of the Fund (normally 5:00 p.m. Minot, North Dakota time), you will receive that day's price. Dealers are obligated to transmit orders promptly. See "Net Asset Value" for a discussion of how shares are priced.

           SYSTEMATIC INVESTING-THE MONTHOMATIC INVESTMENT PLAN
Once you have established a Fund account, systematic investing allows you to make regular investments through automatic deductions from your bank account (simply complete the appropriate section of the account application form) or call ND Resources Inc., ("ND Resources") at (800) 601-5593 for appropriate forms.

With the Monthomatic Investment Plan, you can make regular investments of $50 or more per month by authorizing us to draw either checks or debits on your bank account. Such account must have check or draft writing privileges. You can stop the withdrawals at any time by sending a written notice to ND Resources, the Fund's transfer agent, at P.O. Box 759, Minot, ND 58702. The termination will become effective within 7 days after the transfer agent has received the request. The Fund may terminate or modify this privilege at any time and may immediately terminate a shareholder's monthomatic plan if any item is unpaid by the shareholder's financial institution. There is no charge for this plan.

                                  15

                            SPECIAL SERVICES
To help make your investing with us easy and efficient, we offer you the following services at no extra cost.

EXCHANGING SHARES
You may exchange Fund shares into an identically registered account at any time for shares of any mutual fund advised or underwritten by ND Management or ND Capital at net asset value. If you exchange your Fund shares into shares of the Montana Tax-Free Fund, Inc., ND Tax-Free Fund, Inc., or South Dakota Tax-Free Fund, Inc., funds advised by ND Management, you will exchange into Class
B Shares of such funds. In addition, the CDSC and the holding period of your original investment will be carried forward into the fund in which you are exchanging and applied in the event you redeem any or all of your shares in this fund, subject to the following provision. If the amount of the CDSC applicable to the fund shares being acquired is higher than the charge applicable to the shares of the Fund, such higher charge shall be applied upon redemption of these acquired shares.

Similarly, shareholders in funds advised or underwritten by ND Capital, Ranson Capital Corporation or ND Management exercising the applicable exchange privilege of these funds, may purchase shares of the Fund at net asset value. If these shareholders paid an up-front sales load on the shares being exchanged, you will not pay a CDSC upon redemption of any or all of your shares. If the shares of the original fund being exchanged are subject to a CDSC, the CDSC and holding period of the original investment will be carried forward into the Fund and applied upon redemption.

Your exchange must meet the minimum purchase requirements of the fund into which you are exchanging and be available in your state. Because an exchange is treated for tax purposes as a concurrent sale and purchase, and any gain may be subject to tax, you should consult your tax adviser about the tax consequences of any contemplated exchange. A shareholder considering an exchange should obtain and read the prospectus of the fund and consider the differences between it and the fund whose shares he or she owns before making an exchange.

The exchange privilege is not intended to allow you to use a Fund for short-term trading. Because excessive exchanges may interfere with portfolio management, raise Fund operating expenses or otherwise have an adverse effect on other shareholders, the Fund reserves the right to revise or suspend the exchange privilege on 60 days' written notice, limit the amount or number of exchanges, or reject any exchange. For additional information on how to exercise the exchange privilege, call ND Resources at (800) 601-5593.

REINSTATEMENT PRIVILEGE
If you redeem Fund shares, you may reinstate all or part of your redemption proceeds without incurring any additional charges. If you paid a CDSC, we will refund your CDSC as additional shares in proportion to the reinstatement amount of your redemption proceeds and your holding period will also be reinstated. An investor exercising this privilege a year or more after redemption must complete a new account application and provide proof that the investor was a shareholder of the Fund. If you redeemed shares in a retirement account, please review the plan document you received when you opened your account for rules and limitations if you are repurchasing shares in the same retirement account. The Funds may modify or terminate this privilege at any time.

                           HOW TO SELL SHARES
You may sell (redeem) your shares on any day the New York Stock Exchange is open. You will receive the share price next determined after the Fund has received your properly completed redemption request as described below. Your redemption request must be received before the close of trading for you to receive that day's price. While the Fund does not charge a redemption fee, you may be assessed a CDSC, if applicable.

You can sell your shares at any time by sending a written request to the Fund, c/o ND Resources, P.O. Box 759, Minot, ND 58702 or by placing an order to sell through your financial adviser. Such dealers or agents may place a fax or mail in the order to ND Capital for the sale of shares. It is the broker's or dealer's responsibility to promptly forward the redemption requests to the transfer agent for shares being redeemed to receive the next determined net asset value.

To properly complete your redemption request, your request must include the following information:
    *   The Fund's name;
    *   Your name and account number;
    *   The dollar or share amount you wish to redeem;
    *   The signature of each owner exactly as it appears on the account;
    * The name of the person to whom you want your redemption proceeds paid (if other than to the shareholder of record);
    * The address where you want your redemption proceeds sent (if other than the address of record);
    * Any certificates you have for the shares (signed certificate or a duly endorsed stock power); and
    *   Any required signature guarantees.

We will normally mail your check the next business day, but in no event more than seven days after we receive your request. If you purchased your shares by check, your redemption proceeds will not be mailed until your check has cleared which may take up to 15 days from the date of purchase. Guaranteed signatures are required if you are redeeming more than $50,000, you want the check payable to someone other than the shareholder of record or you want the check sent to another address. Signature guarantees are also required and additional documentation may be requested from corporations, custodians, executors, administrators, trustees or guardians. Signature guarantees must be obtained from a commercial bank, trust company, savings and loan association, or brokerage firm. A notary public cannot provide a signature guarantee.

You should note that the Fund reserves the right to liquidate your account (other than an IRA) upon 60 days' written notice if the value of your account falls below $1,000 for any reason other than a fluctuation in the market value of the Fund shares. The Fund also reserves the right to redeem in-kind (that is to pay redemption requests in cash and portfolio securities or wholly in portfolio securities). Because you would receive portfolio securities in an in-kind redemption, you would still be subject to market risk and may incur transaction costs in selling the securities.

The Fund may also suspend the right of redemption under the following unusual circumstances:
    * For any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings;
    * When trading in the markets that the Fund normally utilizes is restricted or when an emergency, as defined by the rules and regulations of the SEC exists, making disposal of that Fund's investments or determination of its net asset value not reasonably practicable, or
    *   For any other periods as the SEC by order may permit.

In case of any such suspension, you may either withdraw your request for redemption or receive payment based on the net asset value per share next determined after the termination of the suspension.


                          SYSTEMATIC WITHDRAWAL
If the value of your Fund account is at least $5,000, you may request to have $50 or more withdrawn automatically from your account, subject to any applicable CDSC. You may elect to receive payments monthly, quarterly, semi-annually or annually. If payments exceed reinvested dividends and distributions, an investor's shares will be reduced and eventually depleted. You must complete the appropriate section of the account application to participate in the Fund's systematic withdrawal plan. A shareholder who participates in the Monthomatic Investment Plan is ineligible to participate in the Plan. You may terminate participation in the program at any time by written notice. The Fund may also terminate or modify this program at any time.

                        DISTRIBUTIONS AND TAXES
The Fund pays dividends and any capital gains at least once a year. The Fund will automatically reinvest your dividends in additional Fund shares at net asset value unless you request your dividends to be paid to you in cash.

You may change your selected method of distribution, provided such change will be effective only for distributions paid three days after the transfer agent receives the written request. The Fund will send a check to investors electing to receive dividends in cash. You may have your distribution check paid to a third party or sent to an address other than your address of record (although a signature guarantee will be required). If checks are to be sent to an investor's bank, a voided check should be attached. For further information, contact ND Resources at (800) 601-5593.

TAXES AND TAX REPORTING
The Fund intends to make distributions that may be taxed as ordinary income or capital gains (which may be taxable at different rates depending on the length of time the Fund holds its assets). Distributions of net long-term capital gain distributions received by the Fund from underlying funds as well as net long-term capital gains realized by the Fund are generally taxable as long-term capital gains. Dividends from income (including dividends and net short-term capital gains received from the underlying funds) as well as short-term capital gains realized by the Fund are generally taxable as ordinary income. The tax you pay on a given capital gains distribution depends generally on how long the Fund has held the portfolio securities it sold. It does not depend on how long you have owned your Fund shares. Because the Fund is actively managed and can realize taxable net short-term capital gains by selling shares of an underlying fund with unrealized portfolio appreciation, investing in the Fund rather than directly in the underlying funds may result in increased tax liability to the shareholder because the Fund must distribute its gain in accordance with tax law.

Early in each year, you will receive a statement detailing the amount and nature of all dividends and capital gains that you were paid during the prior year. The tax status of your dividends is not affected by whether you reinvest your dividends or receive them in cash. The sale of shares in your account may produce a gain or loss and is a taxable event.

Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law.

Please note that if you do not furnish us with your correct Social Security number or employer identification number, federal law requires us to withhold federal income tax from your distributions and redemption proceeds at a rate of 31%.

BUYING OR SELLING SHARES CLOSE TO A RECORD DATE
Buying Fund shares shortly before the record date for a taxable dividend is commonly known as "buying the dividend." The entire dividend may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price.

                        DISTRIBUTION AND SERVICE PLAN
ND Capital serves as the distributor of the Fund's shares. In this capacity, ND Capital manages the offering of the Fund's shares and is responsible for all sales and promotional activities. In order to reimburse ND Capital for its costs in connection with these activities, including compensation paid to authorized dealers, the Fund has adopted a 12b-1 Plan. See "The Shares
We Offer" for a description of the distribution and service fees paid under this plan.

ND Capital receives the 12b-1 fee primarily for providing compensation to authorized dealers including ND Capital in connection with the distribution of shares and related financing costs. These fees also compensate ND Capital for other expenses, including printing and distributing prospectuses to persons other than shareholders; preparing, printing, and distributing advertising and sales literature, and reports to shareholders used in connection with the sale of shares, and other overhead expenses (such as rent and salaries).

ND Capital may also use a portion of this fee to pay an annual service fee to authorized dealers, including ND Capital, for providing account services to shareholders. These services may include answering shareholder inquiries, assisting in redeeming shares, interpreting confirmations, statements and other documents, and providing other personal services to shareholders.

Net Asset Value
The price you pay for your shares is based on the Fund's net asset value per share which is determined as of the close of trading (normally 3:00 p.m. Minot, North Dakota time) on each day the New York Stock Exchange is open for business. Net asset value is calculated by calculating the total value of the Fund's assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share. All valuations are subject to review by the Fund's Board of Directors or its delegate.

The Fund's assets consist primarily of shares of the underlying funds which are valued at their respective net asset values. The underlying funds value securities in their portfolios for which market quotations are readily available at their current market value (generally the last reported sale price) and all other securities and assets at fair value pursuant to methods established in good faith by their boards of directors. Money market funds with portfolio securities that mature in one year or less may use the amortized cost or penny-rounding methods to value their securities. Securities having
60 days or less remaining to maturity generally are valued at their amortized cost, which approximates market value. Other assets of the Fund are valued at their current market value if market quotations are readily available and, if not available, at fair value pursuant to methods established in good faith by the Board of Directors.

                       FUND SERVICE PROVIDERS
The custodian of the assets of the Fund Wells Fargo Bank Minnesota, NA, Institutional Trust & Custody, 801 Nicollet Mall, Suite 700, Minneapolis,
MN 55479. ND Resources, a wholly-owned subsidiary of ND Holdings, is the Fund's transfer agent. As transfer agent, ND Resources performs bookkeeping, data processing, accounting and other administrative services for the operation of the Fund and the maintenance of shareholder accounts.

                       SHAREHOLDER INQUIRIES
All inquiries regarding the Fund should be directed to ND Capital at 1 North Main, Minot, ND 58703 or call (800) 276-1262.

All inquiries regarding account information should be directed to ND Resources at P.O. Box 759, Minot, ND 58702 or call (800) 601-5593.

                             PRIVACY POLICY

Integrity Mutual Funds understands your concerns about guarding information about you and your account(s) and considers the privacy of our shareholders to be of fundamental importance. We have established the following standards to safeguard the personal and confidential information you entrust to us.

1.  COLLECTION OF INFORMATION
While we do not sell any nonpublic personal information about our customers to third parties, we do collect and retain such information about you including:

    * Information from applications or other forms, such as you and your spouse's names, occupations, street address and social security numbers;
    * Information regarding your financial position, investment experience and objectives; and
    * Information about your transactions with us, our affiliates, or others, such as your account balance and transaction detail.

2.  DISCLOSURE OF INFORMATION
Disclosure of nonpublic personal information to affiliates is often necessary to conduct our business. We have also disclosed such information to third parties as permitted by law. Some instances when we have provided information to nonaffiliates include:

    * Disclosing information necessary to process and service account transactions that you authorize;
    * Disclosing your name and address to third parties who assist with mailing fund-related materials such as shareholder reports; and
    * Disclosing information as required by regulatory or law enforcement agencies or with others as permitted by law.

3.  CONFIDENTIALITY AND SECURITY
We maintain physical, electronic and procedural safeguards to ensure the integrity of your personal information.

4.  LIMITED ACCESS TO INFORMATION
Access to your nonpublic personal information is limited to authorized employees, affiliates and third parties. The information will then only be used for authorized purposes such as maintaining or servicing your account(s) or as permitted by law.

5.  FURTHER INFORMATION
If you have any questions about our privacy policy, please call us at
(701) 852-5292.
                               20

                    FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's recent past performance. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Brady, Martz & Associates, P.C., whose report, along with the Fund's financial statements are included in the Fund's annual report. Further information about the Fund's performance is also contained in the Fund's latest annual shareholder report. You may obtain a free copy of the Fund's latest annual shareholder report and Statement of Additional Information upon request from the Fund.

                                                                                        For the Period
                                                           For The                      Since Inception
                                                          Year Ended                     (July 5, 2000)
                                                        December 31, 2001            Thru December 29, 2000
                                                        ---------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD....................  $    8.76                         $    10.00
                                                        ---------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss) ......................  $    (.03)                        $      .38
     Net realized and unrealized gain (loss) on
     investment and futures transactions................        .57                               (.99)
                                                        ---------------------------------------------------
         Total Income (Loss) From
         Investment Operations..........................  $     .54                         $     (.61)
                                                        ---------------------------------------------------
LESS DISTRIBUTIONS:
     From net investment income ........................  $     .00                         $     (.38)
     Distributions from net realized gains..............        .00                               (.25)
                                                        ---------------------------------------------------
         Total Distributions............................  $     .00                         $     (.63)
                                                        ---------------------------------------------------
NET ASSET VALUE, END OF PERIOD..........................  $    9.30                         $     8.76
                                                        ===================================================
TOTAL RETURN............................................       6.16%(A)                          (6.13)%(A)


RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (in thousands) ..........  $    928                          $    301
     Ratio of net expenses (after expense assumption) to
     average net assets.................................       1.60%(B)                           1.55%(B)(C)
     Ratio of net investment income to
     average net assets.................................      (0.47)%                             5.64%
     Portfolio turnover rate............................      14.35%                              1.99%

(A) Excludes contingent deferred sales charge of 1.5%.
(B) During the period indicated above, ND Holdings, Inc. assumed/waived expenses of $34,214 and $13,196, respectively. If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 7.45% and 14.19%, respectively.
(C) Ratio is annualized.

                                   21

                  INTEGRITY SMALL-CAP FUND OF FUNDS, INC.
           1 NORTH MAIN * MINOT, NORTH DAKOTA 58703 * (701) 852-5292
                    P.O. BOX 759 * MINOT, NORTH DAKOTA 58702
               (800) 276-1262 * MARKETING * FAX (701) 838-4902
            (800) 601-5593 * TRANSFER AGENT * FAX (701) 852-2548

                              INVESTMENT ADVISER
                            ND MONEY MANAGEMENT, INC.
                                  1 NORTH MAIN
                                 MINOT, ND 58703

                            PRINCIPAL UNDERWRITER
                               ND CAPITAL, INC.
                                 1 NORTH MAIN
                               MINOT, ND  58703

                                  CUSTODIAN
                       WELLS FARGO BANK MINNESOTA, NA
                          (MUTUAL FUND ACCOUNTS)
                       INSTITUTIONAL TRUST & CUSTODY
                       801 NICOLLET MALL, SUITE 700
                           MINNEAPOLIS, MN 55479

                         FIRST WESTERN BANK & TRUST
                            (RETIREMENT PLANS)
                            900 SOUTH BROADWAY
                              MINOT, ND 58701

                             TRANSFER AGENT
                           ND RESOURCES, INC.
                       1 NORTH MAIN, MINOT, ND 58703
                        P.O. BOX 759, MINOT, ND 58702

                       INDEPENDENT ACCOUNTANT
                      BRADY, MARTZ & ASSOCIATES, P.C.
                         24 WEST CENTRAL AVENUE
                             MINOT, ND  58701

                                   22

                            INTEGRITY MUTUAL FUNDS

INTEGRITY SMALL-CAP FUND OF FUNDS, INC.

Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated by reference into this prospectus, contains detailed information on the Fund's policies and operation. Call ND Capital at (800) 276-1262 to request a free copy of any of these materials, for other Fund information, or visit our website at www.integrityfunds.com.

Information about the Fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202-942-8090. Reports and other information about the Fund are also available on the Edgar Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington D.C. 20549-0102.

Integrity Mutual Funds
1 North Main
Minot, North Dakota  58703
(800) 276-1262

The Fund's SEC File No. 811-9023



                                 PART B
                  STATEMENT OF ADDITIONAL INFORMATION
                                  MAY 1, 2002



                INTEGRITY SMALL-CAP FUND OF FUNDS, INC.
                                 1 NORTH MAIN
                         MINOT, NORTH DAKOTA 58703
                              (701) 852-5292
                     (800) 601-5593 / TRANSFER AGENT
                       (800) 276-1262 / MARKETING



   This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of the Integrity Small-Cap Fund of Funds, Inc. (the "Fund"), dated May 1, 2002. The Prospectus may be obtained without charge from the Fund by writing to the above address or calling (800) 276-1262. In addition, the audited financial statements for the Fund's most recent fiscal year appear in the Fund's annual report which is incorporated herein by reference. The annual report accompanies this Statement of Additional Information.


                            TABLE OF CONTENTS
SECTION                                                                    PAGE
Investments Objectives and Policies of the Fund.......................1
Investment Policies and Practices of Underlying Funds.................3
Investment Restrictions of the Fund..................................12
Management of the Fund...............................................14
Control Persons and Principal Holders of Securities..................18
Investment Advisory and Other Services...............................18
Distribution and Service Plan........................................20
Expenses.............................................................21
Portfolio Transactions...............................................22
Purchase and Redemption of Shares....................................24
Retirement Plans.....................................................24
Individual Retirement accounts (IRAs) ...............................25
Defined Contribution Plan............................................25
Other Deferral Plans.................................................25
Monthomatic Investment Plan..........................................25
Exchange Privilege...................................................26
Minimum Investment...................................................26
Redemptions..........................................................26
Contingent Deferred Sales Charges....................................27
Systematic Withdrawal Plan...........................................28
Underwriter..........................................................28
Dividends and Taxes..................................................29
Calculation of Performance Data......................................32
Organization and Share Attributes....................................34
Shareholder Meetings.................................................34
Appendix-Description of Commercial Paper and Bond Ratings............36
Financial Statements.................................................38

                                  -ii-

              INVESTMENT OBJECTIVES AND POLICIES OF THE FUND

   The Fund is an open-end, diversified management investment company, registered as such under the Investment Company Act of 1940, as amended
(the "1940 Act"). The Fund seeks to achieve its objective by investing primarily in a diversified group of other open-end investment companies ("underlying funds") which, in turn, invest principally in equity securities. The Fund will invest in approximately fifteen to fifty underlying funds which invest primarily in common stock and which seek long-term capital appreciation and growth of income, with current income of secondary importance.

   Whenever ND Money Management, Inc. (the "Investment Adviser" or "ND Management") thinks such funds offer a potential for capital appreciation, the Fund may invest in underlying funds which invest primarily in long- or short-term bonds and other fixed income securities (such as securities issued, guaranteed, or insured by the U.S. Government, its agencies and instrumentalities, commercial paper, preferred stock, convertible preferred stock, or convertible debentures).

   The Investment Adviser exercises broad discretion in choosing which
underlying funds to include in the Fund's portfolio.   The Fund intends to
invest only in underlying funds which qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended. If a fund fails to qualify as a RIC, it may be subject to federal income tax. No assurance can be given that an underlying fund will qualify as an RIC. However, the Fund will promptly dispose of any shares in its portfolio which have been issued by a fund which failed to qualify as an RIC.

   The Fund may acquire shares of underlying funds irrespective of whether such funds impose sales loads of various kinds or have 12b-1 or other distribution plans or expenses. However, whenever possible, the Fund will purchase shares pursuant to arrangements which provide for (1) quantity discounts under which lower front-end loads are available for substantial minimum purchases; (2) letters of intent, permitting reduced front-end loads by aggregating intended purchases over time; (3) rights of accumulation, permitting reduced front-end loads for purchases of additional shares of the underlying fund; and (4) rights to obtain reduced front-end sales loads by aggregating purchases of several funds within a family of funds.

   Rules adopted by the Securities and Exchange Commission ("SEC") allow funds to elect to make redemptions either in part of wholly in securities from their portfolios ("in kind" redemptions) instead of in cash under certain circumstances. If the Fund acquires in kind securities from an underlying fund which has exercised such an election, the Fund may hold the securities until the Investment Adviser decides to sell them. The Fund will likely incur additional expenses in connection with the sale of any securities acquired as a result of an in kind redemption.

   In addition to the foregoing, the 1940 Act imposes certain conditions on funds which invest in other funds. For example, a fund and its affiliated persons may not purchase or otherwise acquire more than 3% of the total outstanding shares of another fund. Consequently, the Fund may have to forego what the Investment Adviser deems to be an advantageous purchase because of this restriction.

                                 PAGE

   Finally, the 1940 Act requires that the Fund either seek instructions from its shareholders regarding the voting or proxies with respect to securities of underlying funds it holds and vote the proxies in accordance with such instructions or vote such shares in the same proportion as the vote of all other holders of such securities. The Fund will vote the shares in the same proportion as the vote of all other shareholders.

   The Fund may purchase and sell stock index futures contracts and option on such futures in accordance with its investment objective and policies for hedging purposes and not for speculation (discussed below under INVESTMENT POLICIES AND PRACTICES OF THE UNDERLYING FUNDS - FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS, OPTION ACTIVITIES, and HEDGING).

   Pursuant to regulations and/or published positions with the SEC, when purchasing a futures contract, writing a put option, or entering into a delayed delivery purchase ("derivatives"), the Fund may be required to segregate permissible liquid assets to cover its obligations relating to these transactions. To maintain this required cover, the Fund may have to sell portfolio securities at disadvantageous prices or times since it may not be possible to liquidate a derivative position at a reasonable price. In addition, the segregation of such assets will have the effect of limiting the Fund's ability otherwise to invest those assets.

   Although the Fund will not be a commodity pool, certain derivatives subject The Fund to the rules of the Commodity Futures Trading Commission which may limit the extent to which the Fund can invest in such derivatives. The Fund may invest in futures contracts and options with respect thereto for hedging purposes without limit. However, the Fund may not invest in such contracts and options for other purposes if the sum of the amount of initial margin deposits and premiums paid for unexpired options with respect to such contracts, other than for bona fide hedging purposes, exceeds 5% of the liquidation value of the Fund's assets, after taking into account unrealized profits and unrealized losses on such contracts and options; provided, however, that in the case of an option this is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limit. The Fund will not engage in transactions in financial futures contracts or options thereon for speculation, but only to attempt to hedge against changes in market conditions affecting the values of securities which the Fund holds or intends to purchase.

   Although the Fund invests primarily in shares of underlying funds, for temporary defensive purposes or to accumulate cash for investments or redemptions, the Fund may hold cash or invest in money market mutual funds or in a variety of short-term debt securities, including U.S. Treasury Bills and other U.S. Government securities, commercial paper, certificates of deposits, and bankers' acceptances. When the Fund invests for temporary defensive purposes, it may do so without any percentage limitations. The Fund may not achieve its investment objective during periods when it has taken such a temporary defensive position.

   The following information supplements that in the Prospectus under "Risk Management - Temporary Investment Strategies" and "Other Fund Policies."

U.S. GOVERNMENT SECURITIES

   The Fund may invest in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities which have remaining maturities not exceeding one year. Agencies and instrumentalities which issue or guarantee debt securities and which have been established or sponsored by the U.S. Government include the Bank of Cooperative, the Export-Import Bank, the Federal Farm Credit System, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation, the Federal Intermediate Credit Banks, the Federal Land Banks, the Federal National Mortgage Association, and the Student Loan Marketing Association.

BANK OBLIGATIONS

   The Fund may invest in obligations of U.S. banks (including certificates of deposit and bankers' acceptances) having total assets at the time of purchase in excess of $100 million. Such banks must be members of the Federal Deposit Insurance Corporation.

   A certificate of deposit is an interest-bearing negotiable certificate issued by a bank against funds deposited in the bank. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. Although the borrower is liable for payment of the draft, the bank unconditionally guarantees to pay the draft at its face value on the maturity date.

COMMERCIAL PAPER

   Commercial paper represents short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations, and finance companies. The commercial paper purchased by the Fund consists of direct obligations of domestic issuers which, at the time of investment, are (i) rated "P-1" by Moody's Investors Service, Inc. ("Moody's") or "A-1" or better by Standard & Poor's Corporation ("Standard & Poor's"), (ii) issued or guaranteed as to principal and interest by issuers or guarantors having an existing debt security rating of "Aa" or better by Moody's or "AA" or better by Standard & Poor's, or (iii) securities which, if not rated, are, in the opinion of the Fund's Investment Adviser, of an investment quality comparable to rated commercial paper in which the Fund may invest.

   The rating "P-1" is the highest commercial paper rating assigned by Moody's, and the ratings "A-1" and "A-1+" are the highest commercial paper ratings assigned by Standard & Poor's. Debt rated "As" or better by Moody's or "AA" or better by Standard & Poor's is generally regarded as high-grade, and such ratings indicate that the ability to pay principal and interest is very strong.


        INVESTMENT POLICIES AND PRACTICES OF UNDERLYING FUNDS

   The underlying funds have their own investment objectives, policies, practices, and techniques, any one or all of which may subject their assets to varying degrees of risk. For example, the underlying funds in which the Fund invests may be authorized to invest up to 100% of their assets in securities of foreign issuers and engage in foreign currency transactions with respect to these investments; invest up to 15% of their assets in illiquid securities; lend their portfolio securities; sell securities short; borrow money in amounts up to 33 1/3% of their assets for leverage purposes; write or purchase call or put options on securities or financial indexes; invest up to 100% of their assets in master demand notes; enter into futures contracts and options on futures contracts; trade their portfolios aggressively, which results in higher brokerage commissions and increased realization of capital gains; invest in start-up and unproven companies; invest up to 100% of their assets in junk bonds; and engage in any number of other investment practices and techniques that involve greater risk. Set forth below is additional information with respect to the types of securities and investment techniques of the underlying funds and the risks involved in certain of these practices and techniques.

CONVERTIBLE SECURITIES

   Certain preferred stocks and debt securities that may be held by an underlying fund have conversion features allowing the holder to convert securities into another specified security (usually common stock) of the same issuer at a specified conversion ratio (e.g. , two shares of preferred for one share of common stock) at some specified future date or period. The market value of convertible securities generally includes a premium that reflects the conversion right. That premium may be negligible or substantial. To the extent that any preferred stock or debt security remains unconverted after the expiration of the conversion period, the market value will fall to the extent represented by that premium.

FOREIGN INVESTMENTS

   An underlying funds may invest all or a portion of their assets in foreign securities. Investing in securities of non-U.S. companies, which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts and other currency hedging techniques involve certain considerations comprising both opportunity and risk not typically associated with investing in U.S. dollar-denominated securities. Risk unique to international investing include: (1) restrictions on foreign investment an don repatriation of capital; (2) fluctuations in currency exchange rates; (3) cost of converting foreign currency into U.S. dollars; (4) price volatility and less liquidity; (5) settlement practices, including delays, which may differ from those customary in U.S. markets; (6) exposure to political and economic risks, including the risk of nationalization, expropriation of assets, and war; (7) possible imposition of foreign taxes and exchange control and currency restrictions; (8) lack of uniform accounting, auditing, and financial reporting standards; (9) less governmental supervision of securities markets, brokers, and issuers of securities; (10) less financial information available to investors; (11) difficulty in enforcing legal rights outside the U.S.; and
(12) higher costs, including custodial fees. These risks are often heightened for investments in emerging or developing countries.

FOREIGN CURRENCY TRANSACTIONS

   An underlying fund may enter into forward contracts to purchase or sell an agreed-upon amount of a specific currency at a future date that may be any fixed number of days from the date of the contract agreed upon by the parties at a price set at the time of the contract. Under such an arrangement, a fund would, at the time it enters into a contract to acquire a foreign security for a specified amount of currency, purchase with U.S. dollars the required amount of foreign currency for delivery at the settlement date of the purchase; the underlying fund would enter into similar forward currency transactions in connection with the sale of foreign securities. The effect of such transactions would be to fix a U.S. dollar price for the security to protect against a possible 5 loss resulting from an adverse change in the relationship between the U.S. dollar and the particular foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received (usually 3 to 14 days). While forward contracts tend to minimize the risk of loss due to a decline in the value of the currency involved, they also tend to limit any potential gain that might result if the value of such currency were to increase during the contract period.

TEMPORARY DEFENSIVE POSITION

   An underlying fund may temporarily hold all or a portion of its assets in short-term obligations such as bank debt instruments (certificates of deposit, bankers' acceptances and time deposits), money market mutual funds, commercial paper, U.S. Government obligations having a maturity of less than one year or repurchase agreements. An underlying fund may not achieve its investment objective during periods when it has taken such a temporary defensive position.

FUTURES CONTRACTS

   An underlying fund may enter into futures contracts for the purchase or sale of debt securities and financial indexes. A futures contract is an agreement between two parties to buy and sell a security or an index for a set price on a future date. Futures contracts are traded on designated "contract markets" which, through their clearing corporations, guarantee performance of the contracts.

   Generally, if market interest rates increase, the value of outstanding debt securities declines (and vice versa). Entering into a futures contract for the sale of securities has an effect similar to the actual sale of securities, although sale of the futures contract might be accomplished more easily and quickly. For example, if a fund holds long-term U.S. Government securities and it anticipate a rise in long-term interest rates, it could, in lieu of disposing of its portfolio securities, enter into futures contracts for the sale of similar long-term securities. If rates increased and the value of the fund's portfolio securities declines, the value of the fund's futures contracts would increase, thereby protecting the fund by preventing the net asset value from declining as much as it otherwise would have. Similarly, entering into futures contracts for the purchase of securities has an effect similar to the actual purchase of the underlying securities but permits the continued holding of securities other than the underlying securities. For example, if the fund expects long-term interest rates to decline, it might enter into futures contracts for the purchase of long-term-securities so that it could gain rapid market exposure that may offset anticipated increase in the cost of securities it intends to purchase while continuing to hold higher-yield short-term securities or waiting for the long-term market to stabilize.

   A financial index futures contract may be used to hedge an underlying fund's portfolio with regard to market risk as distinguished from risk related to a specific security. A financial index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs. Changes in the market value of a particular financial index futures contract reflect changes in the specified index of securities on which the future is based.

   There are several risks in connection with the use of futures contracts. In the event of an imperfect correlation between the futures contract and the portfolio position which is intended to be protected, the desired protection may not be obtained and the fund may be exposed to risk of loss. Further, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the fund than if it had not entered into the futures contracts.

   In addition, the market prices of futures contracts may also be affected by certain factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the securities and futures markets. Second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions.

   Finally, positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. There is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time.

OPTIONS ON FUTURES CONTRACTS

   An underlying fund may also purchase and sell listed put and call options on futures contracts. An option on a futures contract gives the purchaser the right in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the option period. When an option on a futures contract is exercised, delivery of the futures position is accompanied by cash representing the difference between the current market price of the futures contract and the exercise price of the option. The underlying fund may also purchase put options on futures contracts in lieu of, and for the same purpose as, a sale of a futures contract. An underlying fund may also purchase such put options in order to hedge a long position in the underlying futures contract in the same manner as it purchases "protective puts" on securities.

   As with options on securities, the holder of an option may terminate the position by selling an option of the same series. There is, however, no guarantee that such a closing transaction can be effected. An underlying fund is required to deposit initial and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those applicable to futures contracts described above and, in addition, net option premiums received will be included as initial margin deposits.

   In addition to the risks which apply to all options transactions (as discussed below under "OPTIONS ACTIVITIES"), there are several special risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop. In comparison with the use of futures contracts, the purchase of options on futures contracts involves less potential risk to the fund because the maximum amount of risk is the premium paid for the option (plus transaction costs). There may, however, be circumstances when the use of an option on a futures contract would result in a loss to an underlying fund when the use of a futures contract would not, such as when there is no movement in the prices of the underlying securities. Writing an option on a futures contract involves risks similar to those arising in the sale of futures contracts, as described above.

OPTIONS ACTIVITIES

   An underlying fund may write (i.e. sell) and purchase put and call options on securities and securities indexes.

   A put option on a security gives the purchaser of the option the right (but not the obligation) to sell, and the writer of the option the obligation to buy, the underlying security at a stated price (the "exercise price") at any time before the option expires. When an underlying fund purchases a put, it pays a premium in return for the right to sell the underlying security at the exercise price at any time during the option period. A call option on a security gives the purchaser the right (but not the obligation) to buy, and the writer the obligation to sell, the underlying security at the exercise price at any time before the option expires. The purchase price for a put or call option is the "premium" paid by the purchaser for the right to sell or buy.

   Options on indexes are similar to options on securities except that, rather than the right to take or make delivery of a specific security at a stated price, an option on an index gives the holder the right to receive, upon exercise of the option, a defined amount of cash if the closing value of the index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

   Writing Options. The principal reason for writing call or put options is to obtain, through the receipt of premiums, is to obtain, through the receipt of premiums, a greater current return than would be realized on the underlying securities alone. By writing a call option, a fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price if the option is exercised. By writing a put option, a fund becomes obligated during the term o of the option to purchase the securities underlying the option at the exercise price if the option is exercised. Options o securities indexes are settled in cash based on the values of the securities in the underlying index rather than by delivery of the underlying securities.

   Underlying funds receive premiums from writing call or put options, which they retain whether or not the options are exercised. If a call option written by a fund is exercised, the fund will forgo any gain from an increase in the market price of the underlying security over the exercise price. If a put option written by a fund is exercised, the fund will be obligated to purchase the underlying security for more than its current market price.

   Purchasing Options. Underlying funds generally will purchase put options in order to protect portfolio holdings against a substantial decline in the market value of such holdings. Such protection is provided during the life of a put because a fund may sell the underlying security at the put exercise price, regardless of a decline in the underlying security's market price. Underlying funds generally will purchase call option for the purpose of hedging against an increase in prices of securities that the funds ultimately want to buy.
Such protection is provided during the life of the call option because the fund may buy the underlying security at the call exercise price regardless of any increase in the underlying security's market price. An underlying fund's loss exposure in purchasing an option is limited to the sum of the premium paid and the commission or other transaction expenses associated with acquiring the option.

   A fund's option positions may be closed out only on an exchange which provides a secondary market for options of the same series, but there can be no assurance that a liquid secondary market will exist at a given time for any particular option. In this regard, trading in options on certain securities (such as U.S. Government securities) is relatively new so that it is impossible to predict to what extent liquid markets will develop or continue.

HEDGING

   An underlying fund may employ many of the investment techniques described
herein not only for investment purposes, but also for hedging purposes.   For
example, an underlying fund may purchase or sell put and call options on common stocks to hedge against movements in individual common stock prices or purchase and sell stock index futures and related options to hedge against marketwide movements in common stock prices. Although such hedging techniques generally tend to minimize the risk of loss that is hedged against, they also may limit commensurately the potential gain that might have resulted had the hedging transaction not occurred. Also, the desired protection generally resulting from hedging transactions may not always be achieved.

JUNK BONDS

   Bonds which are rated BB and below by Standard and Poor's and Ba and below by Moody's (See APPENDIX-DESCRIPTION OF COMMERCIAL PAPER AND BOND RATINGS for a more detailed explanation of bond ratings) are commonly known as "junk bonds." Investing in junk bonds involves special risks in addition to the risks associated with investments in higher rated debt securities. Junk bonds may be regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments.

   Junk bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. The prices of junk bonds have been found to be less sensitive t interest rate changes than more highly rated investments but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in junk bond prices, because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of junk bonds defaults, a fund may incur additional expenses to seek recovery. In the case of junk bonds structured as zero coupon or payment-in-kind securities, the market prices of such securities are affected to a greater extent by interest rate changes and, therefore, tend to be more volatile than securities which pay interest periodically and in cash.

   The secondary markets on which junk bonds are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect and cause large fluctuations in the daily net asset value of a fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of junk bonds, especially in a thinly traded market.

   There may be special tax considerations associated with investing in junk bonds structured as zero coupon or payment-in-kind securities. A fund records the interest on these securities as income even though it receives no cash interest until the security's maturity or payment date. A fund will be required to distribute all or substantially all such amounts annually and may have to obtain the cash to do so by selling securities which otherwise would continue to be held. Shareholders will be taxes on these distributions.

   The use of credit ratings as the sole method of evaluating junk b0onds can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of junk bonds. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated.

ILLIQUID AND RESTRICTED SECURITIES

   An underlying fund may invest up to 15% of its net assets in securities for which there is no readily available market ("illiquid securities") including repurchase agreements having more than seven days to maturity.
A considerable period of time may elapse between an underlying fund's decision to dispose of such securities and the time when the fund is able to dispose of them, during which time the value of the securities (and therefore the value of the underlying fund's shares held by the Fund) could decline.

   The 1940 Act provides that a mutual fund whose shares are purchased by a Fund is obliged to redeem shares held by the Fund only in an amount up to 1% of the underlying mutual fund's outstanding securities during any period of less than 30 days. Accordingly, shares held by a Fund in excess of 1% of an underlying mutual fund's outstanding securities will be considered not readily marketable securities that, together with other such securities, may not exceed 15% of the Fund's net assets. However, since the Fund has elected to reserve the right to pay redemption requests by a distribution in kind of securities from its portfolio, instead of in cash, these positions may be treated as liquid. Under certain circumstances an underlying fund may determine to make payment of a redemption by the Fund (wholly or in part) by a distribution in kind of securities from its portfolio, instead of in cash.
As a result, a Fund may hold securities distributed by an underlying fund until such time as we determine it appropriate to dispose of such securities. Such disposition will impose additional costs on the Fund.

INDUSTRY CONCENTRATION

   An underlying fund may concentrate its investments within one industry. Accordingly, such fund bears the investment risk from economic, political or regulatory changes that could adversely affect issuers in that industry and therefore the value of such underlying fund's investment portfolio.

LEVERAGE THROUGH BORROWING

   An underlying fund may borrow up to 33 - 1/3% of the value of its total assets on an unsecured basis from banks to increase its holdings of portfolio securities. Under the 1940 Act, a fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings in order to restore such coverage if it should decline to less than 300% due to market fluctuation or otherwise even if disadvantageous from an investment point of view. Leveraging will exaggerate the effect of any increase or decrease in the value of portfolio securities on the underlying fund's net asset value, and money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the interest or dividends received from, or appreciation of, the securities purchased with borrowed funds.

LOANS OF PORTFOLIO SECURITIES

   An underlying fund may lend its portfolio securities provided that: (1) the loan is continuously secured by collateral consisting of U.S. Government securities or cash or cash equivalents maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the underlying fund may at any time call the loan and obtain the return of the securities loaned; (3) the underlying fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of the securities loaned will not at any time exceed one-third of the total assets of the underlying fund. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.

MASTER DEMAND NOTES

   Although the Fund itself will not do so, an underlying fund (particularly an underlying money market mutual fund) may invest up to 100% of its assets in master demand notes. These are unsecured obligations of U.S. corporations redeemable upon notice that permit investment by a mutual fund of fluctuating amounts at varying rates of interest pursuant to direct arrangements between the mutual fund and the issuing corporation. Because master demand notes are direct arrangements between the mutual fund and the issuing corporation, there is no secondary market for the notes. The notes are, however, redeemable at face value plus accrued interest at any time.

REPURCHASE AGREEMENTS

   Underlying funds, particularly money market funds, may enter into repurchase agreements with banks and broker-dealers under which they acquire securities, subject to an agreement with the seller to repurchase the securities at an agreed-upon time and an agreed-upon price. These agreements are considered under the 1940 Act to be loans by the purchaser collateralized by the underlying securities. If the seller should default on the obligation to repurchase the securities, the underlying fund may experience delay or difficulties in exercising its rights to realize upon the securities held as collateral and might incur a loss if the value of the securities should decline.

SHORT SALES

   An underlying fund may sell securities short. In a short sale the underlying fund sells stock which it does not own, making delivery with securities "borrowed" from a broker. The underlying fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the underlying fund. Until the security is replaced, the underlying fund is obligated to pay to the lender any dividends or interest which accrue during the period of the loan. In order to borrow the security, the underlying fund may also have to pay a premium which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

   The underlying fund must also deposit in a segregated account an amount of cash or U.S. Government securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and
(b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the fund must maintain daily the segregated account at such level that (1) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short and (2) the amount deposited in it plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short. Depending upon market conditions, up to 80% of the value of a fund's net assets may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to a segregated account in connection with short sales.

   An underlying fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the underlying fund replaces the borrowed security. The underlying fund will realize a gain if the security declines in price between such dates. The amount of any gain will be decreased and the amount of any loss increased by the amount of any premium, dividends or interest the underlying fund may be required to pay in connection with a short sale.

   A short sale is "against the box" if at all times when the short position is open the underlying fund owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. Such a transaction serves to defer a gain or loss for federal income tax purposes.

WARRANTS

   An underlying fund may invest in warrants, which are options to purchase equity securities at specific prices valid for a specified period of time. The prices do not necessarily move in parallel to the prices of the underlying securities. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. If a warrant is not exercised within the specified time period, it becomes worthless and the mutual fund will lose the purchase price and the right to purchase the underlying security.

INVESTMENT RESTRICTIONS OF THE FUND

   The Fund's fundamental investment policies have been adopted to avoid wherever possible the necessity of shareholder meetings otherwise required under the 1940 Act. This recognizes the need to react quickly to changes in the law or new investment opportunities in the securities markets and the cost and time involved in obtaining shareholder approvals for diversely held investment companies. The Fund has also adopted non-fundamental investment policies, set forth in the Prospectus. The Fund's non-fundamental investment policies may be changed by a vote of the Board of Directors. Any changes in the Fund's non-fundamental investment policies will be communicated to the Fund's shareholders prior to the effectiveness of the changes.

   FUNDAMENTAL INVESTMENT POLICIES. The Fund has adopted certain fundamental investment policies. These fundamental investment policies cannot be changed unless the change is approved by the lesser of (1) 67% of more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund. These fundamental policies provide that a Fund may not:

   (1) Purchase securities of any one issuer if as a result more than 5% of the Fund's total assets would be invested in such issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer; provided, however, that up to 25% of the Fund's total assets may be invested without regard to this limitation and provided further that this limitation does not apply to securities issued by the U.S. Government, its agencies or instrumentalities, not to securities issued by other open-end investment companies.

   (2) Make loans, except in accordance with its investment objective and policies.

   (3) Purchase or acquire commodities or commodity contracts, except that the Fund may purchase and sell stock index futures contracts and options thereon for hedging purposes. Purchase the securities of an issuer if one or more of the Directors or officers of the Fund individually owns more than one half of 1% of the outstanding securities of such issuer and together beneficially own more than 5% of such securities.

   (4) Underwrite securities issued by others, except to the extent that the Fund may be deemed to be an underwriter under the federal securities laws in connection with the disposition of portfolio securities.

   (5) Issue senior securities as defined in the 1940 Act, except as appropriate to evidence indebtedness which the Fund is permitted to incur, provided that the Fund's use of stock index futures contracts and options thereon will not be deemed to constitute senior securities for this purpose.

   (6) Borrow money except from a bank and then only for temporary or emergency purposes and in amounts not exceeding the lesser of 10% of its total assets valued at cost of 5% of its total assets valued at market, and, in any event, only if immediately thereafter there is an asset coverage of at least 300%. The Fund will not purchase portfolio securities when outstanding borrowings exceed 5% of the total assets. The Fund may mortgage, pledge, or hypothecate its assets in an amount not exceeding 10% of its total assets to secure temporary or emergency borrowing.

   (7) Invest in real estate or real estate mortgage loans, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

   In addition, to the foregoing, under its fundamental investment policies, the Fund will invest at least 25% of its total assets in shares of underlying funds and may invest up to 25% of its total assets in any one underlying fund. The Fund may not invest more than 25% of its total assets in the securities of companies in the same industry or in securities of underlying funds which concentrate (i.e., invest 25% or more of total assets) in any one industry. Nevertheless, through its investment in underlying funds, the Fund may invest more than 25% of its assets in one industry.


NON-FUNDAMENTAL POLICIES:   As non-fundamental policies a Fund may not:

   (1) Purchase or retain the securities of any issuer if any of its officers or directors or if the Investment Adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

   (2) Purchase securities of any closed-end investment company or any investment company the shares of which are not registered with the Securities and Exchange Commission.

   (3) Invest more than 15% of its net asset in illiquid securities, including securities which at the time of such investment are not readily marketable and securities restricted as to disposition under federal securities laws.

   (4) Invest for the purpose of exercising control over or management of another issuer

   (5)   Make short sales of securities.

   (6) Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in securities of issuers which invest in or sponsor such programs.

   With the exception of the Fund's policy with respect to borrowing, any policy or restriction which involves a maximum percentage of securities or assets will not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrowing by, the Fund. Changes due to market action will not cause a violation of a policy or restriction.

MANAGEMENT OF THE FUND

   The Board of the Fund consists of five Directors. These same individuals, unless otherwise noted, also serve as directors or trustees for all of the funds in the Integrity family of funds and the four series of Ranson Managed Portfolios. Three Directors (60% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates. These are the "independent" ("disinterested") Directors. The remaining two Directors are "interested" by virtue of their affiliation with the Investment Adviser and its affiliates.

   The Independent Directors of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Director and other directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT DIRECTORS

                                                                                   NUMBER OF PORTFOLIOS   OTHER DIRECTORSHIPS
NAME, ADDRESS       POSITION(S) HELD     TERM AND      PRINCIPAL OCCUPATION(S)       OVERSEEN IN THE        HELD OUTSIDE THE
   AND AGE          WITH REGISTRANT    LENGTH SERVED   DURING PAST 5 YEARS            FUND COMPLEX *          FUND COMPLEX
-----------------------------------------------------------------------------------------------------------------------------
Lynn W. Aas            Director  Since September 1998  Retired; Attorney; Director,         9               Director, First
904 NW 27th                                             Integrity Fund of Funds,                          Western Bank & Trust
Minot, ND 58703                                        Inc., ND Tax-Free Fund, Inc.,
80                                                     Montana Tax-Free Fund, Inc.,
                                                       South Dakota Tax-Free Fund,
                                                       Inc., and ND Insured Income
                                                       Fund, Inc. (December 1994 to
                                                       August 1999); Trustee, Ranson
                                                       Managed Portfolios; Director,
                                                       First Western Bank & Trust

Orlin W. Backes        Director  Since September 1998  Attorney, McGee, Hankla,             9               Director, First
15 2nd Ave., SW -                                      Backes & Dobrovolny, P.C.;                         Western Bank & Trust
Ste. 305                                               Director, ND Insured Income
Minot, ND 58701                                        Fund, Inc. (March 1995 to
66                                                     August 1999), ND Tax-Free
                                                       Fund, Inc., Montana Tax-Free
                                                       Fund, Inc.,  South Dakota
                                                       Tax-Free Fund, Inc. and
                                                       Integrity Fund of Funds,
                                                       Inc.; Trustee, Ranson Managed
                                                       Portfolios; Director, First
                                                       Western Bank & Trust

R. James Maxson        Director   Since January 1999   Attorney, McGee, Hankla,             9                    None
15 2nd Ave., SW -                                      Backes & Dobrovolny, P.C.
Ste. 305                                               (since April 2000); Attorney,
Minot, ND 58701                                        Farhart, Lian and Maxson,
54                                                     P.C. (March 1976 to March
                                                       2000); Director, ND Tax-Free
                                                       Fund, Inc. (Since January
                                                       1999), Montana Tax-Free Fund,
                                                       Inc. (since January 1999),
                                                       South Dakota Tax-Free Fund,
                                                       Inc. (since January 1999)
                                                       and Integrity Fund of Funds,
                                                       Inc. (since January 1999);
                                                       Trustee, Ranson Managed
                                                       Portfolios (since January 1999)

* The Fund Complex consists of the five funds in the Integrity family of funds and the four series of Ranson Managed Portfolios.

The Interested Directors and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Director and other directorships, if any, held outside the Fund Complex, are shown below.


INTERESTED DIRECTORS

                                                                                   NUMBER OF PORTFOLIOS   OTHER DIRECTORSHIPS
NAME, ADDRESS       POSITION(S) HELD     TERM AND      PRINCIPAL OCCUPATION(S)       OVERSEEN IN THE        HELD OUTSIDE THE
   AND AGE          WITH REGISTRANT    LENGTH SERVED   DURING PAST 5 YEARS            FUND COMPLEX *          FUND COMPLEX
-----------------------------------------------------------------------------------------------------------------------------
**Peter A. Quist     Director,  Since September 1998  Attorney; Director                    5                 Director, ARM
1 North Main        Vice President                    and Vice President, ND                                    Securities
Minot, ND 58703     and Secretary                     Holdings, Inc.; Director,                                Corporation
68                                                    Vice President, and
                                                      Secretary, ND Money
                                                      Management, Inc., ND
                                                      Capital, Inc., ND Resources,
                                                      Inc., ND Insured Income Fund,
                                                      Inc. (November 1990 to August
                                                      1999), Integrity Fund of
                                                      Funds, Inc., ND Tax-Free
                                                      Fund, Inc., Montana Tax-Free
                                                      Fund, Inc., South Dakota
                                                      Tax-Free Fund, Inc., The
                                                      Ranson Company, Inc. (January
                                                      1996 to February 1997) and
                                                      Ranson Capital Corporation;
                                                      Vice President and Secretary,
                                                      Ranson Managed Portfolios;
                                                      Director, ARM Securities
                                                      Corporation (since May 2000).

**Robert E. Walstad  Director,  Since September 1998  Director and President                9                 Director, ARM
1 North Main        Chairman,                         (September 1987 to October                                Securities
Minot, ND 58703     President                         2001), ND Holdings,                                      Corporation;
57                and Treasurer                       Inc.; Director, President,                               Director, Magic
                                                      and Treasurer, ND Money                               Internet Services,
                                                      Management, Inc., ND Capital,                           Inc.; Director,
                                                      Inc., ND Resources, Inc., ND                           Capital Financial
                                                      Insured Income Fund, Inc.                                Services, Inc.
                                                      (November 1990 to August 1999),
                                                      Integrity Fund of Funds, Inc.,
                                                      ND Tax-Free Fund, Inc., Montana
                                                      Tax-Free Fund, Inc., and South
                                                      Dakota Tax-Free Fund, Inc.;
                                                      Trustee, Chairman, President, and
                                                      Treasurer, Ranson Managed
                                                      Portfolios; Director, President,
                                                      CEO, and Treasurer, The Ranson
                                                      Company, Inc. (January 1996 to
                                                      February 1997) and Ranson Capital
                                                      Corporation; Director (since
                                                      October 1999), President (October
                                                      1999 to October 2001), Magic
                                                      Internet Services, Inc.; Director
                                                      (since May 2000), President (May
                                                      2000 to October 2001), ARM
                                                      Securities Corporation; Director,
                                                      CEO, Chairman, Capital Financial
                                                      Services, Inc. (since January 2002).

* The Fund Complex consists of the five funds in the Integrity family of funds and the four series of Ranson Managed Portfolios.

** Directors who are "interested persons" of the Fund as defined in the Investment Company Act of 1940. Messrs. Quist and Walstad are interested persons by virtue of being officers and directors of the Funds' Investment Adviser and Principal Underwriter.

DIRECTORS AND OFFICERS

   The Board of Directors manages the business and affairs of the Fund and appoints or elects officers responsible for the day-to-day operations of the Fund and the execution of policies established by Board resolution or directive. In the absence of such provisions, the respective officers have the powers and discharge the duties customarily held and performed by like officers of corporations similar in organization and business purposes.

   The Independent Directors are charged with, among other functions, recommending to the full Board approval of the distribution, transfer agency and accounting services agreements and the investment advisory agreement. When considering approval of the existing advisory agreement, the Independent Directors evaluate the nature and quality of the services provided by the adviser, the performance of the Fund, the adviser's costs and the profitability of the agreement to the adviser, ancillary benefits to the adviser or its affiliates in connection with its relationship to the Fund and the amount of fees charged in comparison to those of other investment companies.

   The Audit Committee consists of the three Independent Directors of the Fund. The primary function of the Audit Committee is to assist the full Board in fulfilling its oversight responsibilities to the shareholders and the investment community relating to fund accounting, reporting practices and the quality and integrity of the financial reports. To satisfy these responsibilities, the Audit Committee reviews with the independent auditors the audit plan and results and recommendations following independent audits, reviews the performance of the independent auditors and recommends engagement or discharge of the auditors to the full Board, reviews the independence of the independent auditors, reviews the adequacy of the Fund's internal controls and prepares and submits Committee meeting minutes and supporting documentation to the full Board. The Audit Committee met four times during the last fiscal year.

   For each Director, the dollar range of equity securities beneficially owned by the Director and the aggregate dollar range of equity securities in all registered investment companies overseen by the Director in the Integrity family of investment companies is shown below for the calendar year ending December 31, 2001.

Name Of Director          Dollar Range Of Equity                       Aggregate Dollar Range Of Equity Securities
                           Securities In The Fund                         In All Registered Investment Companies
                                                                  Overseen By Director In Family Of Investment Companies
---------------------------------------------------------------------------------------------------------------
Lynn W. Aas                     None                                         $10,001-$50,000
Orlin W. Backes                 None                                         $10,001-$50,000
R. James Maxson                 None                                         $10,001-$50,000
Peter A. Quist                  None                                          Over $100,000
Robert E. Walstad               None                                              None

   As to each Independent Director and his immediate family members, no person owned beneficially or of record securities in an investment adviser or principal underwriter of the Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of the Fund.

   Directors who are not an "interested person" as that term is defined in the 1940 Act of the Fund are paid an annual fee of $10,000 for serving as director or trustee, as the case may be, on the boards of the funds in the complex. In addition to the Fund, the directors are also directors or trustees of eight open-end investment companies advised by ND Money Management, Inc., or Ranson Capital Corporation, an affiliate of the Adviser. The annual fee paid to the directors is allocated among the funds in the complex (including the Fund) as follows: Each fund (which includes the four series of Ranson Managed Portfolios), pays a minimum of $500, and the remainder of the fee is allocated among the funds on the basis of their relative net asset values. Messrs. Quist and Walstad, who are the only "interested persons" of such funds, receive no compensation from the funds.

   The following table sets forth compensation estimated to be paid by the Fund to each of the directors of the Fund during the Fund's current fiscal year ending December 31, 2001 and the total compensation paid to each director by the fund complex for the one year period ended December 31, 2001. The
Fund has no retirement or pension plans.

                                       COMPENSATION TABLE
---------------------------------------------------------------------------------------------
                                           AGGREGATE*                             TOTAL**
                                         COMPENSATION                 COMPENSATION FROM THE FUND AND
NAME OF PERSON, POSITION(S)             FROM THE FUND                 FUND COMPLEX PAID TO DIRECTORS
---------------------------------------------------------------------------------------------
Lynn W. Aas
Director                                $507.52                            $10,000.00

Orlin W. Backes
Director                                $507.52                            $10,000.00

R. James Maxson
Director                                $507.52                            $10,000.00

Peter A. Quist
Director,
Vice President and
Secretary                                 -0-                                 -0-
Robert E. Walstad
Director, President
and Treasurer                             -0-                                 -0-
                                    ---------------                       -------------
TOTALS                                     $1,522.56                          $30,000.00

* Based on compensation to be paid to the directors for the one-year period ending December 31, 2001 for services to the Fund.
** Based on the compensation paid to the directors for the one-year period ended December 31, 2001 for services to the Fund and eight open-end funds advised by ND Money Management, Inc. or Ranson Capital Corporation (which includes the four series of Ranson Managed Portfolios).

            CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

   To the best knowledge of the respective Fund, as of April 15, 2002, the following persons owned, of record or beneficially 5% or more of the Integrity Small-Cap Fund of Funds, Inc. outstanding shares.

        NAME                     ADDRESS                PERCENT OWNERSHIP
   ND Capital, Inc.            1 North Main                  8.81%
                              Minot, ND 58703

        NAME                     ADDRESS                PERCENT OWNERSHIP
 West Brand & Co FBO         129 St. Joseph Dr               5.04%
   Geoffrey Kimak         Stirling, NJ 07980-1250

                 INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER
   ND Management has been retained by the Fund under an Investment Advisory Agreement to act as the Fund's investment adviser, subject to the authority of the Board of Directors. The Investment Adviser is a wholly-owned subsidiary of ND Holdings, Inc. ("ND Holdings"), a venture capital corporation organized under the laws of the State of North Dakota on September 22, 1987. The Investment Adviser was incorporated under North Dakota law on August 19, 1988, and also serves as investment adviser for Montana Tax-Free Fund, Inc., ND Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. and Integrity Fund of Funds, Inc. The address of the Investment Adviser is 1 North Main, Minot, North Dakota 58703.

   The Investment Adviser furnishes the Fund with investment advice and, in general, supervises the management and investment program of the Fund. The Investment Adviser furnishes, at its own expenses, all necessary administrative services, office space, equipment, and clerical personnel for servicing the investments of the Fund and investment advisory facilities and executive and supervisory personnel for managing the investments and effecting the portfolio transactions of the Fund. In addition, the Investment Adviser pays the salaries and fees of all officers and directors of the Fund who are affiliated persons of the Investment Adviser. All other charges and expenses, as more fully described under "Expenses," are paid by the Fund.

   For the management services and facilities furnished by ND Management, the Fund has agreed to pay the Investment Adviser an annual management fee, payable monthly, of 0.90% of the Fund's average daily net assets. In addition, the Investment Adviser voluntarily agreed to waive all or a portion of its management fee or reimburse certain expenses of the Fund through April 30, 2003 in order to prevent total operating expenses, excluding extraordinary expenses, from exceeding 1.60% of the average daily net asset value of the shares of the Fund.

                                  -18-
The table below sets forth the advisory fees paid by the Fund to the Investment Adviser for the periods indicated.

                                MANAGEMENT FEES
                             TO ND MONEY MANAGEMENT
                               FOR THE YEAR ENDED
                                                12/31/00        12/31/01
                                                --------        --------
Integrity Fund Small-Cap of Funds, Inc.         $     0         $     0

   The Investment Advisory Agreement with the Fund provides that the Investment Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Investment Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Investment Adviser in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Investment Advisory Agreement.

   The Investment Advisory Agreement continues in effect from year to year thereafter as long as its continuation is approved at least annually by a majority of the directors who are not interested persons of any party to this agreement and by either a vote of the majority of the outstanding voting securities or the Board of Directors. The Investment Advisory Agreement may be terminated at any time upon 60 days' written notice by the Fund or by a majority vote of the outstanding shares or on 90 days' written notice by the Investment Adviser and will terminate automatically upon assignment.

   Robert E. Walstad and Peter A. Quist, directors and officers of the Fund, are also directors and officers of the Investment Adviser as indicated under "Management of the Funds."

   The Investment Adviser and the Fund's Underwriter are subsidiaries of ND Holdings. Robert E. Walstad and Peter A. Quist, directors and president and vice president, respectively, of Holdings, are also directors and officers of the Fund, the Investment Adviser and the Underwriter. See "Management of the Funds." Messrs. Walstad and Quist are also shareholders of ND Holdings.

CODE OF ETHICS

You should also note that the Investment Adviser, ND Capital, Inc. (the Funds' underwriter), and the Fund have adopted a code of ethics under Rule 17j-1(c) of the 1940 Act. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to the Fund. Such code of ethics permits personnel covered by the code to invest in securities, subject to restrictions of the code.

CUSTODIAN AND TRANSFER AGENT

   Wells Fargo Bank Minnesota, NA, Institutional Trust & Custody, 801 Nicollet Mall, Suite 700, Minneapolis, MN 55479, serves as custodian for the Fund's portfolio securities and cash. Similar to the Fund's Investment Adviser and Underwriter, ND Resources, Inc. ("ND Resources" or "Transfer Agent") is a wholly-owned subsidiary of ND Holdings located at 1 North Main, Minot, North Dakota 58703 and is the Fund's Transfer Agent. As Transfer Agent, ND Resources performs many of the Fund's clerical and administrative functions, including providing dividend and distribution functions, administrative agent functions in connection with the issuance, transfer, redemption or repurchase of shares, certain shareholder services, and recordkeeping functions. For its services, the Fund pays ND Resources a monthly fee ranging from .16 of 1% of the net asset value of all the Fund's outstanding shares up to $10 million down to .09 of 1% for net assets in excess of $50 million. ND Resources also provides internal accounting and related services for the Fund, for which it is paid a monthly fee of $2,000 plus 0.05% of the Fund's average daily net assets on an annual basis for the first $50 million down to 0.01% for the net assets in excess of $500 million.

ACCOUNTANTS AND REPORTS TO SHAREHOLDERS

   The Fund's independent public accountant, Brady, Martz & Associates, P.C., 24 West Central Avenue, Minot, North Dakota 58701, audits and reports on the Fund's annual financial statements, reviews certain regulatory reports and the Fund's federal income tax return, and performs other professional accounting, auditing, tax, and advisory services when engaged to do so by the Fund. Shareholders will receive annual audited financial statements and semiannual unaudited financial statements.

                    DISTRIBUTION AND SERVICE PLAN

   The Fund has adopted a distribution and service plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, which provides that Fund shares will be subject to an annual distribution and service fee. Rule 12b-1 provides that any payments made by the Fund in connection with the distribution of its shares may be made only pursuant to a written plan describing all material aspects of the proposed financing of the distribution and also requires that all agreements with any person relating to the implementation of a plan must be in writing. The Fund has also entered into a related Distribution Agreement with ND Capital, Inc.

   The 12b-1 fee under the Fund's Plan will be payable to compensate ND Capital for services performed and expenses incurred in connection with the distribution of the Fund's shares. These services and expenses include, but are not limited to the following: sales commissions and other fees paid, together with related financing costs, to dealers including ND Capital, who sell Fund shares; making payments to, and the expenses of, persons who provide support services in connection with the distribution of the Fund's shares, including, but not limited to, office space and equipment, telephone facilities, answering routine inquiries regarding the Fund, processing shareholder transactions, maintaining account records for shareholders who beneficially own shares, assisting in interpreting confirmations, statements and other documents, communicating with the Fund's transfer agent and custodian, assisting in redeeming shares and providing any other shareholder services not otherwise provided by the Fund's transfer agent and for which "service fees" lawfully may be paid; costs relating to the formulation and implementation of marketing and promotional activities including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; expenses of printing and distributing prospectuses, statements of additional information and reports of the Fund to persons other than shareholders of the Fund; expenses of preparing printing and distributing advertising and sales literature; costs involved in obtaining whatever information, analyses and reports with respect to marketing and promotional activities that the Fund may from time to time deem advisable; and providing training, marketing and support to dealers. The Plan does not require the Underwriter to perform any specific type or level of distribution activities or to incur any specific kind of expenses for activities primarily intended to result in the sale of Fund shares. Accordingly, the Plan compensates the Underwriter regardless of its expenses.

   The Fund may spend up to .75 of 1% per year of the average daily net assets of the Fund as a distribution and service fee. The Underwriter may, but is not obligated to, use a portion of this fee to pay an annual service fee of up to ..25 of 1% per year of the average daily net assets of the Fund to dealers for providing personal services and/or maintenance of shareholder accounts, as described above.

   The Fund's Plan continues in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Board of Directors, including a majority of the directors who are not "interested persons" of such Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (the "Qualified Directors"), cast in person at a meeting called for the purpose of voting on such continuance. The Fund's Plan may be terminated at any time by vote of majority of the Qualified Directors of the Fund or by vote of a majority of the outstanding voting securities of the Fund. Any amendment to a Plan to increase materially the amount the Fund is authorized to pay thereunder would require approval by a majority of the outstanding voting shares of the Fund. Other material amendments to the Fund's Plan would be required to be approved by vote of the Board of Directors, including a majority of the Qualified Directors, cast in person at a meeting called for that purpose. The Fund's Plan further provides that as long as the Fund's Plan remains in effect, the selection and nomination of the Fund's Directors who are not interested persons of the Fund will be committed to the discretion of the disinterested Directors then in office. It is expected that payments made under the Plan will serve to encourage the Underwriter and investment dealers to sell Fund shares and to provide ongoing services to Fund shareholders.

   The Investment Adviser and the Underwriter are subsidiaries of ND Holdings. Robert E. Walstad and Peter A. Quist, directors and president and vice president, respectively, of ND Holdings, are also directors and officers of the Fund, the Investment Adviser, and the Underwriter. See "Management of the Fund." Messrs. Walstad and Quist are also shareholders of ND Holdings and, accordingly, may indirectly benefit from the payment of 12b-1 fees by the Fund to the Underwriter.

                               EXPENSES

   The expenses of the Fund are deducted from its respective total income before dividends are paid. These expenses include, but are not limited to, organizational expenses; taxes; interest; brokerage fees and commissions, if any; fees and expenses of directors and officers of the Fund who are not officers or directors of the Investment Adviser; Securities and Exchange Commission fees and state securities laws fees; charges of custodians, transfer and dividend disbursing agents and accounting services agents; insurance premiums; outside auditing and legal expenses; costs of maintenance of the Fund's existence; costs attributable to investor services, including, without limitation, telephone and personnel expenses; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of the shareholders of the Fund and of the officers and Board of Directors of the Fund; and any extraordinary expenses. In addition, under a Rule 12b-1 distribution and service plan, the Fund pays an annual distribution and service fee of 0.75% of the Fund's average daily net assets.

                           PORTFOLIO TRANSACTIONS

   In effecting purchases and sales of the Fund's portfolio securities, the Investment Adviser and Fund may place orders with and pay brokerage commissions, if any, to brokers, including brokers affiliated with the Fund or the Investment Adviser.

   Subject to policies established by the Fund's Board of Directors, the Investment Adviser, is responsible for the execution of the Fund's portfolio transactions. In executing portfolio transactions and selecting brokers or dealers, the Investment Adviser will use its best efforts to obtain the best overall terms available for the Fund. A primary consideration is prompt and efficient execution of orders in an effective manner at the most favorable price. With respect to purchases of shares of underlying funds subject to a front-end sales load at the time of purchase ("load fund shares"), the Investment Adviser anticipates directing, to the extent possible, substantially all of the Fund's orders to ND Capital, the Fund's Underwriter. Where the Underwriter acts as the dealer with respect to purchases of load fund shares, it retains dealer reallowances on those purchases up to a maximum of 1% of the public offering price of the shares. The Underwriter is not designated as the dealer on any sales where such reallowance exceeds 1% of the public offering price. In the event the Underwriter is unable to execute a particular transaction, the Investment Adviser will direct such order to another broker-dealer.

   Where underlying fund shares are purchased through the Underwriter, the Underwriter may also receive Rule 12b-1 fees (in an amount not to exceed
0.25% of net assets) or service fees from the underlying funds or their underwriters or sponsors in accordance with the normal arrangements of those funds. Rule 12b-1 fees and dealer reallowances as described in the preceding paragraph will be aggregated for determining compliance with Section 17(e)(2) of the 1940 Act. Any non-Rule 12b-1 service fees the Underwriter receives from the underlying fund with respect to purchases by the Fund shall not be retained by the Underwriter but will be paid to the Fund.

   The Underwriter may retain brokerage commissions on portfolio transactions of underlying funds held in the Fund's portfolio, including funds which have a policy of considering sales of their shares in selecting broker-dealers for the execution of their portfolio transactions. The payment of brokerage commissions and Rule 12b-1 fees to the Underwriter on such transactions is not a factor considered by the Investment Adviser in selecting or retaining an underlying fund for investment.

   Under the 1940 Act, a mutual fund must sell its shares at the price (including sales load, if any) described in its prospectus, and current rules under the 1940 Act do not permit negotiations of sales loads. The Investment Adviser takes into account the amount of the applicable sales load, if any, when it is considering whether or not to purchase shares of an underlying fund. The Investment Adviser anticipates investing most of the assets of the Fund in funds that impose no front-end sales load or impose a front-end sales load on the Fund of no more than 1% of the public offering price. The Investment Adviser, to the extent possible, seeks to reduce the sales load imposed by purchasing shares pursuant to (i) letters of intent, permitting purchases over time; (ii) rights of accumulation, permitting it to obtain reduced sales charges as it purchases additional shares of an underlying fund; and (iii) rights to obtain reduced sales charges by aggregating its purchases of several funds within a "family" of mutual funds. The Investment Adviser also takes advantage of exchange or conversion privileges offered by any "family" of mutual funds.

   A factor in the selection of unaffiliated brokers is the receipt of research, analysis, advice, and similar services. Information thus received will enable the Investment Adviser to supplement its own research and analysis with the views and information of other securities firms and may be used for the benefit of clients of the Investment Adviser other than the Fund.
Research services may include advice as to the value of securities; the advisability of investing in, purchasing, or selling securities; the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The extent to which commissions reflect an element of value for research services cannot be presently determined.
To the extent that research services of value are provided by broker-dealers with or through whom the Investment Adviser places the Fund's portfolio transactions, the Investment Adviser may be relieved of expenses that it might otherwise bear. Any research and other services provided by brokers to the Investment Adviser or the Fund are considered to be in addition to, and not in lieu of, services required to be performed by the Investment Adviser under the Investment Advisory Agreement.

   Another important factor in the selection of brokers is the sale of Fund shares. Where all major factors are equal, the fact that a broker has sold Fund shares may be considered in placing portfolio transactions.

   The Fund expects that purchases and sales of money market instruments will usually be principal transactions and purchases and sales of other debt securities may be principal transactions. Thus, the Fund will normally not pay brokerage commissions in connection with those transactions. The Fund may pay mark-ups on principal transactions. Money market instruments are generally purchased directly from the issuer or from an underwriter or market maker for the securities, and other debt securities may be purchased in a similar manner. Purchases from underwriters include an underwriting commission or concession, and purchases from dealers serving as market makers include the spread between the bid and asked price. Where transactions are made in the over-the-counter market, the Fund will deal with the primary market makers unless more favorable prices are obtainable elsewhere. Commissions will be paid on the Fund's futures and options transactions, if any.

   Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be modified.

   Although there are no restrictions on portfolio turnover, the portfolio turnover rate of the Fund is not expected to exceed 100% annually. A 100% annual turnover rate would occur, for example, if all the investments in the Fund's portfolio (exclusive of securities with less than one year to maturity) were replaced once in a period of one year. To the extent that the Fund purchases shares of load funds, a higher turnover rate would result in correspondingly higher sales loads paid by the Fund. Trading also may result in the realization of net short-term capital gains which would not otherwise be realized, and shareholders are taxed on such gains when distributed by the Fund at ordinary income tax rates. See Dividends and Taxes in the Prospectus. There may be no limit on the portfolio turnover rates of the underlying funds in which the Fund may invest.

                       PURCHASE AND REDEMPTION OF SHARES

   Fund shares may be purchased from investment dealers who have sales agreements with the Fund's Underwriter or from the Underwriter. Fund shares are sold at their public offering price, which is the net asset value next determined after an order and payment are received in proper form. On December 31, 2001, the net asset value per share of the Fund was calculated as follows: net assets of $927,723 were divided by 99,762 shares outstanding to equal a net asset value per share of $9.30.

   No sales charge is imposed when shares are purchased. However, a contingent deferred sales charge is imposed if certain shares are redeemed within five years after their purchase. See "The Shares We Offer" in the Fund's Prospectus and "Contingent Deferred Sales Charges" below. The Underwriter will pay a sales commission to investment dealers and to its salesmen who sell Fund shares. The Underwriter may also provide additional promotional incentives to dealers who sell Fund shares. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares.

   The Fund reserves the right to withdraw all or any part of the offering of its shares and to reject purchase orders. Also, from time to time, the Fund may temporarily suspend the offering of its shares to new investors. During the period of such suspension, persons who are already shareholders of the Fund normally will be permitted to continue to purchase additional shares and to have dividends reinvested.

   In order to facilitate redemptions and to eliminate the need for safekeeping, the Fund's transfer agent, ND Resources, will not issue certificates for shares of the Fund unless requested to do so. A shareholder or broker may obtain a certificate by writing to the Transfer Agent at P.O. Box 759, Minot, North Dakota 58702.

                           RETIREMENT PLANS

   The Fund offers shares in connection with tax-deferred retirement plans. Application forms and additional information about these plans, including applicable fees, are available from the Fund or the Fund's custodian, First Western Bank & Trust, 900 South Broadway, Minot, ND 58701, (the "Custodian"), upon request. The federal income tax treatment of contributions to retirement plans has been substantially affected by recently enacted federal tax legislation. Before investing in the Fund through such a plan, an investor should consult a tax adviser.

               INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS")

   Fund shares may be used as a funding medium for an IRA, including Roth IRAs. An Internal Revenue Service-approved IRA plan is available from the Custodian. The minimum initial investment for an IRA is $250; the minimum subsequent investment is $50. IRAs are available to individuals who receive compensation or earned income and their spouses whether or not they are active participants in a tax-qualified or government-approved retirement plan. An
IRA contribution by an individual or spouse who participates in a tax-qualified or government-approved retirement plan may not be deductible depending upon the individual's income. Individuals also may establish an IRA to receive a rollover contribution of distributions from another IRA or a qualified plan. Tax advice should be obtained before planning a rollover.

                     DEFINED CONTRIBUTION PLAN

   Investors who are self-employed may purchase Fund shares for retirement plans for self-employed persons which are known as Defined Contribution Plans (formerly Keogh or H.R. 10 Plans). The Custodian offers a prototype Defined Contribution Plan for Money Purchase or Profit Sharing Plans.

                       OTHER DEFERRAL PLANS

   The Fund may be used as a vehicle for a cash or deferred arrangement designed to qualify under Section 401(k) of the Code, under Section 403(B) of the Code (plan for charitable and education entities), and under Section 457 of the Code (plan for governmental entities).

                   MONTHOMATIC INVESTMENT PLAN

   A shareholder may purchase additional Fund shares through an automatic investment program (minimum initial investment is $100). With the Monthomatic Investment Plan (the "Monthomatic"), monthly investments (minimum $50) are made automatically from the shareholder's account at a bank, savings and loan association, or credit union into the shareholder's Fund account. By enrolling in Monthomatic, the shareholder authorizes the Fund and its agents to either draw checks or initiate Automated Clearing House debits against the designated account at a bank or other financial institution. Such account must have check or draft writing privileges. A shareholder may terminate the Monthomatic by sending written notice to the Transfer Agent. See "Systematic-Investing - the Monthomatic Plan" in the Fund's Prospectus for additional information.

                            EXCHANGE PRIVILEGE

   As described in the Fund's Prospectus under "Exchanging Shares," the Fund offers an exchange privilege pursuant to which a shareholder in the Fund may exchange some or all of his shares for shares in any of the funds advised or underwritten by the Underwriter or ND Management at net asset value, subject to certain terms and conditions described in the Prospectus. The exchange privilege may be changed or discontinued upon 60 days' written notice to shareholders and is available only to shareholders where such exchanges may be legally made. Each exchange involves the redemption of Fund shares to be exchanged and the purchase of the fund shares being acquired. As a result, any gain or loss on the redemption of fund shares exchanged is reportable on the shareholder's federal income tax return. A shareholder considering an exchange should obtain and read the prospectus of the fund to be acquired and consider the differences between it and the fund whose shares he owns before making an exchange. For further information on how to exercise the exchange privilege, contact the Transfer Agent.

                            MINIMUM INVESTMENT

   The minimum initial investment for each Fund is $1,000 ($100 for the Monthomatic Investment Plan and $250 for an Individual Retirement Account), and the minimum subsequent investment is $50, but such minimum amounts may be changed at any time.

                              REDEMPTIONS

   Any Fund shareholder may require the Fund to redeem shares. All registered owners must sign a letter of instruction which needs to be signature guaranteed if the request is over $50,000 and sent to the Transfer Agent at P.O. Box 759, Minot, North Dakota 58702. When certificates for shares have been issued, they must be mailed to or deposited with the Transfer Agent, along with a signed certificate or duly endorsed stock power with signatures guaranteed over $50,000 and accompanied by a written request for redemption. Signatures must be guaranteed by a commercial bank, trust company, savings and loan association, or member firm of a national securities exchange. A notary public may not provide a signature guarantee. The redemption request and signed certificate or stock power must be signed exactly as the account is registered including any special capacity of the registered owner. The redemption price will be the net asset value next determined following receipt of a properly executed request with any required documents, less any applicable contingent deferred sales charge, as described below. Payment for shares redeemed will be made in cash as promptly as practicable but in no event later than seven days after receipt of a properly executed letter of instruction accompanied by any outstanding share certificates in proper form for transfer. When the Fund is requested to redeem shares for which it may not yet have received good payment (e.g., cash or certified check on a United States bank), it may delay the mailing of a redemption check until such time as it has assured itself that good payment has been collected for the purchase of such shares (which will generally be within 15 calendar days of the purchase date).

                                  -27-


                    CONTINGENT DEFERRED SALES CHARGES

   Except as otherwise provided below, a contingent deferred sales charge ("charge") equal to 1.5% of the redemption proceeds is imposed if a shareholder redeems shares purchased within the preceding five years.
Shares acquired by reinvestment of dividends may be redeemed without charge even though acquired within five years. In addition, a number of shares having a value equal to any net increase in the value of all shares purchased by the shareholder during the preceding five years will be redeemed without a contingent deferred sales charge. In determining whether a charge is payable on any redemption, the Fund will first redeem shares not subject to a charge.

   If the initial amount of purchase is $1 million or more, the charge is reduced to 1% and only applies during the first year of purchase.

   All purchases are considered made on trade date. Upon receipt of a request for redemption, shares will be redeemed by the Fund at the net asset value next determined following receipt of a properly executed request with any required documents, less any applicable contingent deferred sales charge.

   The Fund may sell shares without a contingent deferred sales charge to directors, officers, and employees (including retirees) of the Fund, of ND Holdings, of ND Management, and of ND Capital, for themselves or their spouses, children, or parents and parents of spouses, or to any trust, pension, or profit-sharing, or other benefit plan for only such persons at net asset value and in any amount. The Fund may also sell shares without a contingent deferred sales charge to broker-dealers having sales agreements with ND Capital, and registered representatives and other employees of such broker-dealers, including their spouses and children; to financial institutions having sales agreements with ND Capital, and employees of such financial institutions, including their spouses and children; and to any broker-dealer, financial institution, or other qualified firm which receives no commissions for selling shares to its clients. The elimination of the contingent deferred sales charge for redemptions by certain classes of persons is provided because of anticipated economies of scale and sales related efforts. The Underwriter receives the entire amount of any contingent deferred sales charges assessed.

   The Fund may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange is closed for trading (other than customary weekend and holiday closings), (b) when trading in the markets the Fund normally utilizes is restricted or an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit for protection of the Fund's shareholders. The New York Stock Exchange is currently closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving, and Christmas. The amount received by a shareholder upon redemption may be more or less than the amount paid for such shares depending on the market value of the Fund's portfolio securities at the time.

   The Fund reserves the right to redeem Fund accounts (other than an IRA) that are reduced to a value of less than $1,000 (for any reason other than fluctuation in the market value of the Fund's portfolio securities). Should the Fund elect to exercise this right, the investor will be notified before such redemption is processed that the value of the investor's account is less than $1,000 and that the investor will have sixty days to increase the account to at least the $1,000 minimum amount before the account is redeemed. The Fund receives the entire public offering price of all of its shares sold.

                    SYSTEMATIC WITHDRAWAL PLAN

   A shareholder who owns shares with an aggregate value of $5,000 or more may establish a Systematic Withdrawal Plan (the "Withdrawal Plan"). Under the Withdrawal Plan, a shareholder may redeem at net asset value, subject to any applicable contingent deferred sales charge (see Contingent Deferred Sales Charge above), the number of full and fractional shares that will produce whatever monthly, quarterly, semi-annual, or annual payments (minimum $50 per payment) are selected. No additional charge is made for this service.

   A shareholder who participates in the Monthomatic Investment Plan is ineligible to participate in the Withdrawal Plan. If payments exceed reinvested dividends and distributions, a shareholder's shares will be reduced and eventually depleted. The withdrawal Plan may be terminated at any time by a shareholder or the Fund by written notice.

                               UNDERWRITER

   ND Capital, a wholly-owned subsidiary of ND Holdings, is the principal underwriter of the Fund's shares in a continuous public offering. ND Capital is organized as a North Dakota organization and is located at 1 North Main, Minot, North Dakota 58703. Robert E. Walstad and Peter A. Quist, who are directors and the president and treasurer and vice president and secretary, respectively, of the Fund, are also the only two directors and officers of the Underwriter. The Underwriter sells shares to or through brokers, dealers, or other qualified financial intermediaries (collectively referred to as "Dealers"), or others, in a manner consistent with the then effective registration statement of the Fund. ND Capital may act as such a Dealer.

   Under the terms of the Distribution Agreement between the Fund and the Underwriter, the Underwriter has agreed to use its best efforts to solicit orders for the sale of the Fund's shares and to undertake such advertising and promotion as it believes is reasonable in connection with such solicitation. In consideration for these services, the Fund has agreed to pay the Underwriter the proceeds from any contingent deferred sales charge imposed on the redemption of shares. In addition, the Fund has adopted a distribution and service plan under Rule 12b-1 under the Investment Company Act of 1940 (the "12b-1 Plan") that allows the Fund to pay an annual distribution and service fee to the Underwriter of 0.75% of average daily net assets of the Fund. The Underwriter pays a sales commission currently equal to 4% (1% on sales of $1 million or more) of the amount invested to dealers who sell shares (excluding sales to investors exempt from the contingent deferred sales charge). In addition, in recognition of services provided to shareholders, the Underwriter may also use a portion of the 12b-1 fee it receives from the Fund to pay service fees to dealers at the annual rate of up to 0.25% of the average net assets which are attributable to shareholders of the Fund for whom such dealers are designated as the dealers of record.

   Because shares of the Fund are sold without any front-end sales loads, the Underwriter does not receive underwriting commissions. In consideration for these services, the Underwriter receives any contingent deferred sales charges imposed on redemptions of shares.

   The Underwriter also may receive dealer reallowances (up to a maximum of 1% of the public offering price) and/or 12b-1 distribution and service fees on purchases by the Fund of shares of underlying funds sold with a sales load and/or which have a Rule 12b-1 distribution and/or service plan. Any non-Rule 12b-1 services fees the Underwriter receives from underlying funds with respect to purchases by the Fund will be rebated to the Fund.

   The following table sets forth the amount of compensation on redemptions, brokerage commissions and other compensation received by the Underwriter directly or indirectly from the Fund for the last fiscal year ended
December 31, 2001.

                                           COMPENSATION ON      BROKERAGE        OTHER
                                                REDEMPTIONS        COMMISSION     COMPENSATION
                                              ---------------    ----------    ------------
Integrity Small-Cap Fund of Funds, Inc.        $ 13            $ -0-          $ -0-


   The Distribution Agreement will continue year to year thereafter if approved at least annually by the respective Fund's Board of Directors and a vote of a majority of such Fund's directors who are not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the Plan, Distribution Agreement or any agreement related to the Plan (the "Qualified Directors"), by vote cast in person at a meeting called for the purpose of voting on such approval. The Fund's Distribution Agreement will terminate automatically in the event of its assignment and is terminable with respect to the Fund without penalty on 60 days' written notice by vote of a majority of the Qualified Directors or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of such Fund or on 90 days' written notice by the Underwriter.

                         DIVIDENDS AND TAXES

   The Fund distributes any net investment income and net realized capital gains at least annually.

   Income and capital gains dividends, if any, of the Fund will be credited to shareholders' accounts in full and fractional Fund shares at net asset value on the reinvestment date unless shareholders indicate in writing to the Transfer Agent that they wish to receive them in cash.

   Share certificates are issued for full and fractional shares and only upon a request by the shareholder or broker to the Transfer Agent.

   A check will be generated on the date on which distributions are payable for dividends to be received in cash. A shareholder can expect to receive this check within seven days. If the U.S. Postal Service cannot deliver the check or if the check remains uncashed for six months, a letter will be sent to the shareholder. If the shareholder has not cashed the check or called within a month and if the shareholder has shares in his or her account, the check will be reinvested in the shareholder's account at the then-current net asset value. If the shareholder has a zero balance, we will contact the shareholder by phone or contact his or her broker. If the shareholder has misplaced or lost the check, we will then issue a new check.

   Distribution checks may be sent to parties other than the investor. The Transfer Agent of the Fund will accept a letter from the shareholder. Please attach a voided check if payable to your bank account (signature guarantee is not required). If payable to a person or address other than the person or address under which the shares are registered, a signature guarantee is required.

TAXES

   The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").
In any year in which the Fund qualifies as a regulated investment company and distributes substantially all of its investment company taxable income (which includes, among other items, the excess of net short-term capital gains over net long-term capital losses) and its net capital gains (the excess of net long-term capital gains over net short-term capital losses), the Fund will not be subject to federal income tax to the extent it distributes to shareholders such income and capital gains in the manner required under the Code. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute for each calendar year an amount equal to the sum of (1) at least 98% of its net ordinary income (excluding any capital gains or losses) for the calendar year,
(2) at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) realized during the one-year period ending October 31 of such year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in October, November, or December of that year with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. The Fund intends to distribute its income in accordance with this requirement to prevent application of the excise tax.

   Income received by the Fund from an underlying fund (including dividends and distributions of short-term capital gains), as well as interest received on money market instruments and net short-term capital gains received by the Fund on the sale of underlying funds' shares, will be distributed by the Fund
(after deductions for expenses) and will be taxable to shareholders as ordinary income. Because the Fund is actively managed and can realize taxable net short-term capital gains by selling shares of an underlying fund with unrealized portfolio appreciation, investing in the Fund rather than directly in the underlying funds may result in increased tax liability to the shareholder, because the Fund must distribute its gain in accordance with the rules in the Code.

   Distributions of net capital gains distributions received by the Fund from underlying funds, as well as net long-term capital gains realized by the Fund from the purchase and sale (or redemption) of underlying funds' shares or other securities held (generally) by the Fund for more than one year, will be distributed by the Fund and will be taxable to shareholders generally as long-term capital gain, (regardless of the period for which the shareholder has held shares of the Fund).

   For purposes of determining the character of income received by the Fund when an underlying fund distributes net capital gains to the Fund, the Fund will treat the distribution as a long-term capital gain, even if it has held shares of the underlying fund for less than one year. However, any loss incurred by the Fund on the sale of that underlying fund's shares held for six months or less will be treated as a long-term capital loss to the extent of the gain distribution.

   The tax treatment of distributions from the Fund is the same whether the distributions are received in additional shares or in cash. Shareholders receiving distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share received equal to the net asset value of a share of the Fund on the reinvestment date.

   Redemption of shares of a Fund will be a taxable transaction for federal income tax purposes. Gain or loss realized on the sale or exchange of shares in the Fund will be treated as capital gain or loss, provided that (as is usually the case) the shares represented a capital asset in the hands of the shareholder. In such case, the shareholder will recognize capital gain or loss in an amount equal to the difference between the basis of the shares and the amount received. Such gain or loss will be long-term gain or loss if the shares were held more than one year. The loss on shares held six months or less will be a long-term capital loss to the extent any long-term capital gain distribution is made with respect to such shares during the period the investor owns the shares.

   The Internal Revenue Service Restructuring and Reform Act of 1998 (the "1998 Tax Act") provides that for taxpayers other than corporations, net capital gain (which is defined as net long-term capital gain over net short-term capital loss for the taxable year) realized from property (with certain exclusions) is generally subject to a maximum marginal stated tax rate of 20% (10% in the case of certain taxpayers in the lowest tax bracket). Capital gain or loss is long-term if the holding period for the asset is more than one year, and is short-term if the holding period for the asset is one year or less. The date on which a share is acquired (i.e., the "trade date") is excluded for purposes for determining the holding period of the share. Capital gains realized from assets held for one year or less are taxed at the same rates as ordinary income.

   A Fund's options and futures transactions are subject to special tax provisions that may accelerate or defer recognition of certain gains or losses, change the character of certain gains or losses, or alter the holding periods of certain of the Fund's securities.

   In addition, please note that capital gains may be recharacterized as ordinary income in the case of certain financial transactions that are considered "conversion transactions" effective for transactions entered into after April 30, 1993. Shareholders and prospective investors should consult with their tax advisers regarding the potential effect of the provision on their investment in shares of a fund.

   The Fund may invest in underlying funds with capital loss carry-forwards. If such an underlying fund realizes capital gains, it will be able to offset the gains to the extent of its loss carry-forwards in determining the amount of capital gains which must be distributed to its shareholders. To the extent that gains are offset in this manner, distributions to the Fund (and its shareholders) will not be characterized as capital gain dividends but may be ordinary income.

   Depending on the residence of the shareholder for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes. Shareholders should consult their own tax advisers as to the tax consequences of ownership of shares of the Fund in their particular circumstances.

   If in any year a Fund should fail to qualify under Subchapter M for tax treatment as a regulated investment company, the Fund would incur a regular corporate federal income tax upon its income for that year, and distribution to its shareholders would be taxable to shareholders as ordinary dividend income for federal income tax purposes to the extent of the Fund's available earnings and profits.

   The Fund generally will be required to withhold federal income tax at a rate of 31% ("backup withholding") from dividends paid to certain shareholders if
(a) the payee fails to furnish the Fund with and to certify the payee's correct taxpayer identification number or Social Security number, (b) the Internal Revenue Service (the "IRS") notifies the Fund that the payee has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect or (c) the payee fails to certify that he is not subject to backup withholding.

   After each transaction, shareholders will receive a confirmation statement giving complete details of the transaction. In addition, the statement will show the details of prior transactions in the account during the calendar year. Information for federal income tax purposes will be provided after the end of the calendar year.

                     CALCULATION OF PERFORMANCE DATA

   The Fund may publish certain performance figures in advertisements from time to time. These performance figures may include yield and total return figures.

   Yields are calculated according to accounting methods that are standardized by the SEC for all stock and bond funds. Because yield calculation methods differ from the methods used for other accounting purposes, the Fund's yield may not equal its distribution rate, the income paid to an investor's account, or the income reported in the Fund's financial statements. The Fund may also include in advertisements performance rankings compiled by independent organizations such as Lipper Analytical Services and publications which monitor the performance of mutual funds. Performance information may be quoted numerically or may be represented in a table, graph, or other illustration.

   All performance figures are based on historical results and are not intended to indicate future performance.

YIELD

   Yield reflects the income per share deemed earned by the Fund's portfolio investments. Yield is determined by dividing the net investment income per share deemed earned during the preceding 30-day period by the maximum offering price per share on the last day of the period and annualizing the result according to the following formula:

YIELD = 2 [(a-b+1)6-1]
            ---
            cd

Where:
a     =    dividends and interest earned during the period.
b     =    expenses accrued for the period (net of reimbursements).
c     =    the average daily number of shares outstanding during the
           period that were entitled to receive dividends.
d     =    the maximum offering price per share on the last day of
           the period.

TOTAL RETURN

   As of December 29, 2001, the total return for the Fund since the Fund's inception on July 5, 2000 was -0.35% which does not include the effect of the 1.5% CDSC. Taking into account the CDSC, the total return would have been lower.

   Total return is the percentage change in the value of a hypothetical investment that has occurred in the indicated time period, taking into account the imposition of various fees, including the contingent deferred sales charge, and assuming the reinvestment of all dividends and distributions. Cumulative total return reflects the Fund's performance over a stated period of time and is computed as follows:

 ERV - P = Total Return
    P

Where:
ERV   =   ending redeemable value of a hypothetical $1,000 payment made at the beginning of the base period, assuming reinvestment of all dividends and distributions
P     =   a hypothetical initial payment of $1,000

   In calculating cumulative and average annual total return, the maximum contingent deferred sales charge is deducted from the hypothetical investment. However, such total return quotations may also be accompanied by quotations which do not reflect the contingent deferred sales charges, and which therefore will be higher.

   Average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period and is computed according to the following formula:

P(1 + T)n = ERV

Where:
P     =   a hypothetical initial payment of $1,000
T     =   average annual total return
n     =   number of years
ERV   =   ending redeemable value of a hypothetical $1,000 payment made at the beginning of the base period, assuming reinvestment of all dividends and distributions

   The following table reflects the average annual total return for the Fund for the periods indicated:

                                                    AVERAGE ANNUAL TOTAL RETURN
                                          ----------------------------------------------------
                                        ONE YEAR ENDED *             FROM INCEPTION THROUGH **
                                          DECEMBER 31, 2001                DECEMBER 31, 2001
                                          -----------------           ------------------------
Integrity Small-Cap Fund of Funds, Inc.     6.16%                          -0.23%

* The one-year and since inception returns do not include the effect of the 1.5% maximum contingent deferred sales charge. Taking into account the CDSC, the one-year and since inception returns for the Fund would have been 4.66% and -1.17%, respectively.

**   The inception date for the Fund is July 5, 2000.

                    ORGANIZATION AND SHARE ATTRIBUTES
   The Fund is an open-end, diversified, management investment company. The Fund is organized as a corporation under the laws of the State of North Dakota on September 10, 1998 and is authorized to issue a total of one billion shares, all of one class and one series, with a par value of $.0001 per share. Shares are fully paid and nonassessable when issued, are redeemable and freely transferable, and have equal rights and preferences in all matters, including voting, redemption, dividends and liquidation.

   Cumulative voting, a form of proportional representation, is permitted in the election of directors. Under cumulative voting, a shareholder may cumulate votes either by casting for one candidate a number of votes equal to the number of directors to be elected multiplied by the number of votes represented by the shares entitled to vote or by distributing all of those votes on the same principle among any number of candidates. There are no subscription, preemptive, or conversion rights.

                         SHAREHOLDER MEETINGS

   Regular meetings of shareholders will not be held unless required under the North Dakota Business Corporation Act or the 1940 Act. It is probable that the Fund will not hold regular meetings of shareholders. The Fund's Bylaws provide the regular meetings of shareholders may be held on an annual or other less frequent basis but need not be held unless required by law. Under the North Dakota Business Corporation Act, if a regular meeting of shareholders has not been held during the earlier of six months after the fiscal year end of the corporation or fifteen months after its last meeting, a shareholder or shareholders holding 5% or more of the voting power of all shares entitled to vote may demand a regular meeting by written notice of demand given to the president or secretary of the Fund. Within thirty days after receipt of the demand by one of these officers, the Board of Directors must cause a regular meeting of shareholders to be called and held at the expense of the Fund on notice no later than 90 days after receipt of the demand, or if the Board fails to do so, the shareholder or shareholders making the demand may call the meeting by giving notice as prescribed by law. All necessary expenses of the notice and the meeting must be paid by the Fund.

   In addition to regular meetings, special meetings of shareholders may be called for any purpose at any time in the manner prescribed under the North Dakota Business Corporation Act. Meetings of shareholders will also be held whenever required in order to comply with the 1940 Act; however, the Fund does not intend to hold annual shareholder meetings. Shareholders have the right to remove directors.

   Pursuant to the 1940 Act, if an underlying fund submits a matter to its shareholders for a vote, the Fund will vote the shares of the underlying fund which it owns in the same proportion as the vote of all other holders of such shares.

       APPENDIX-DESCRIPTION OF COMMERCIAL PAPER AND BOND RATINGS

   DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. ("MOODY'S"), SHORT-TERM DEBT RATINGS

   Prime-1. Issuers (or supporting institutions) rated Prime-1 ("P-1") have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

   Prime-2. Issuers (or supporting institutions) rated Prime-2 ("P-2") have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP ("STANDARD & POOR'S"),
   COMMERCIAL PAPER RATINGS

   A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety. A-1. This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation. A-2. Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high for issues designated A-1.

DESCRIPTION OF MOODY'S LONG-TERM DEBT RATINGS

   Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues;
Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds, because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities; A. Bonds which are rated A possess many favorable investment attributes and are considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future; Baa. Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well; Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca.
Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C. Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

DESCRIPTION OF STANDARD & POOR'S CORPORATE DEBT RATINGS

   AAA. Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong; AA. Debt Rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree; A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories; BB, B, CCC, CC, C. Debt Rated BB,
B, CCC, CC, and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are out-weighed by large uncertainties or major risk exposures to adverse conditions; BB. Debt rated
BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure of adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating; B. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating; CCC. Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating; CC. The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating; C. The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued; CI. The rating CI is reserved for income bonds on which no interest is being paid; D. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                              FINANCIAL STATEMENTS

The audited financial statement for the Fund's most recent fiscal year appear in the Fund's Annual Report which are incorporated by reference. The Annual Report accompanies this Statement of Additional Information.

                                -37-

              INTEGRITY SMALL-CAP FUND OF FUNDS, INC.
                              PART C
                         OTHER INFORMATION

ITEM 23.     Exhibits
         (a)   Articles of Incorporation4
         (b)   Bylaws4
         (c)   Specimen Copy of Share Certificate4
         (d)   Form of Investment Advisory Agreement4
      (e)(1)   Form of Distribution Agreement4
      (e)(2)   Form of Dealer Sales Agreement3
         (f)   Not Applicable
         (g)   Form of Custodian Agreement2
      (h)(1)   Form of Transfer Agency Agreement4
      (h)(2)   Form of Accounting Services Agreement4
      (i)(1)   Opinion of Chapman and Cutler1
      (i)(2)   Opinion of Peter A. Quist1
      (i)(3)   Opinion of Gordon Dihle2
         (j)   Consent of Independent Accountant1
         (k)   Not Applicable
         (l)   Form of Purchase Agreement4
         (m)   Form of Distribution and Service Plan3
         (n)   Not Applicable
         (o)   Not Applicable
         (p)   Code of Ethics1

1   Previously filed electronically as an exhibit to Post-effective Amendment
No. 1 to Registrant's Registration Statement on Form N-1A (File No. 333-64917) filed with the Securities and Exchange Commission on April 27, 2001, and incorporated by reference herein.

2   Filed herewith.
3   Previously filed electronically as an exhibit to Pre-effective Amendment
No. 3 to Registrant's Registration Statement on Form N-1A (File No. 333-64917) filed with the Securities and Exchange Commission on June 14, 2000, and incorporated by reference herein.

4   Previously filed electronically as an exhibit to Registrant's Registration
Statement on Form N-1A (File No. 333-64917) filed with the Securities and Exchange Commission on September 30, 1998, and incorporated by reference herein.

                                 PAGE

ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Not applicable.

ITEM 25.  INDEMNIFICATION

   Section 4 of the Distribution Agreement [Exhibit (e)(1)] provides for the indemnification of ND Capital, Inc., Registrant's principal underwriter, against certain losses. Section 12 of the Transfer Agency Agreement [Exhibit
(h)(1)] provides for the indemnification of ND Resources, Inc., Registrant's transfer agent, against certain losses.

   Indemnification of directors, officers, employees, and agents of Registrant is required under Section 10-19.1-91 of the North Dakota Century Code. In addition, Registrant has obtained an insurance policy on behalf of directors and officers against any liability asserted against and incurred by the person in or arising from that person's official capacity to the extent permitted by law.

   In no event will Registrant indemnify its directors, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office arising under his agreement with Registrant.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

   Anything in the North Dakota Business Corporation Act (Chapters 10-19.1 through 10-23 of the North Dakota Century Code), the Fund's Articles of Incorporation or Bylaws, or the Investment Advisory, Distribution, or Transfer Agency Agreements to the contrary notwithstanding, Registrant will comply in all respects with the provisions of Investment Company Act Release No. 11330 (September 4, 1980) concerning indemnification.

ITEM 26.	BUSINESS AND OTHER CONNECTIONS OF  INVESTMENT ADVISER

   ND Money Management, Inc. (the "Investment Adviser"), is a wholly-owned subsidiary of ND Holdings, Inc. ("Holdings"), Registrant's promoter. The Investment Adviser was organized under the laws of the State of North Dakota on August 19, 1988, and also serves as investment adviser for ND Tax-Free Fund, Inc. ("NDTFF"), Montana Tax-Free Fund, Inc. ("MTFF"), South Dakota Tax-Free Fund, Inc. ("SDTFF"), and Integrity Fund of Funds, Inc. ("IFF").

   The officers and directors of the Investment Adviser are Robert E. Walstad and Peter A. Quist. Mssrs. Walstad and Quist are also officers and directors of Holdings, ND Capital, Inc. ("Capital"), Registrant's principal underwriter and initial shareholder, ND Resources, Inc. ("Resources"), Registrant's transfer agent and accounting services agent, NDTFF, MTFF, SDTFF, IFF, Ranson Capital Corporation ("RCC") and Registrant. Mr. Walstad is also an officer and a trustee of Ranson Managed Portfolios ("RMP"), and Mr. Quist is an officer of RMP.

   The Investment Adviser, Holdings, Capital, Resources, NDTFF, MTFF, SDTFF, IFF, RCC, RMP and Registrant have their principal address at 1 North Main, Minot, North Dakota 58703.

ITEM 27.   PRINCIPAL UNDERWRITERS

   (a) Other investment companies for which Registrant's principal underwriter also acts as principal underwriter, depositor, or investment adviser: ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

   (b) Information concerning each director, officer, or partner of the principal underwriter:

NAME AND PRINCIPAL                    POSITIONS AND OFFICES              POSITIONS AND OFFICES
 BUSINESS ADDRESS                       WITH UNDERWRITER                   WITH REGISTRANT
----------------                      ---------------------              ---------------------
Robert E. Walstad                     President, Treasurer,              President, Treasurer,
1 North Main                             and Director                         and Director
Minot, North Dakota 58703


Peter A. Quist                     Vice President, Secretary,          Vice President, Secretary,
1 North Main                             and  Director                        and Director
Minot, North Dakota 58703

   (c)  Not applicable.

ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS

   Wells Fargo Bank Minnesota, NA, Institutional Trust & Custody, 801 Nicollet Mall, Suite 700, Minneapolis, MN 55479, serves as custodian of Registrant and maintains all records related to that function. ND Resources, Inc. ("Resources"), serves as transfer agent, dividend disbursing, administrative, and accounting services agent of Registrant and maintains all records related to those functions. ND Capital, Inc. ("Capital"), serves as the principal underwriter of Registrant and maintains all records related to that function. ND Money Management, Inc. ("Money Management"), serves as Registrant's investment adviser and maintains all records related to that function. Registrant maintains all of its corporate records. The address of Resources, Capital, Money Management, and Registrant is 1 North Main, Minot, North Dakota 58703.

ITEM 29.   MANAGEMENT SERVICES

Not applicable.

ITEM 30.   UNDERTAKINGS

Not applicable.

                   SIGNATURES AND POWER OF ATTORNEY

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant has duly caused this Post-effective Amendment No. 2 to Registrant's Registration Statement, to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minot, State of North Dakota on the 25th day of April 2002.

                                  INTEGRITY SMALL-CAP FUND OF FUNDS, INC.
                                     /s/ Robert E. Walstad
                                ----------------------------------
                                       Robert E. Walstad
                                           President

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-effective Amendment No. 2 to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


Lynn W. Aas
Director

Orlin W. Backes
Director
                                                By/s/Robert E. Walstad
                                             -----------------------------
R. James Maxson                                    Robert E. Walstad
Director                                           Attorney-in-Fact
                                                    April 25, 2002
Peter A. Quist
Director, Vice President, and Secretary



/s/ Robert E. Walstad                                         April 25, 2002
-----------------------------------
Robert E. Walstad
Director, President, and Treasurer

An original power of attorney authorizing Robert E. Walstad to execute this Registration Statement, and Amendments thereto, for each of the directors of Registrant on whose behalf this Registration Statement is filed, has been executed and filed with the Securities and Exchange Commission with Pre-effective amendment no.2 to the Registration Statement.

Exhibits

         (g)    Form of Custodian Agreement
      (i)(3)   Opinion of Gordon Dihle
         (j)   Consent of Independent Accountant